UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET FUNDS, INC.

WESTERN ASSET CORE PLUS BOND FUND

FORM N-Q

SEPTEMBER 30, 2013

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited)	September 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 35.2%
CONSUMER DISCRETIONARY - 3.0%
Automobiles - 0.7%
Chrysler Group LLC/CG Co.-Issuer Inc., Secured Notes	8.250%	6/15/21	4,170,000	$4,670,400
Daimler Finance NA LLC, Senior Notes	1.300%	7/31/15	9,970,000	10,014,067	(a)
Daimler Finance NA LLC, Senior Notes	2.625%	9/15/16	10,450,000	10,771,494	(a)
DaimlerChrysler North America Holding Corp., Notes	6.500%	11/15/13	1,390,000	1,399,462
Ford Motor Co., Senior Notes	4.750%	1/15/43	14,240,000	12,708,816
Ford Motor Credit Co., LLC, Senior Notes	12.000%	5/15/15	330,000	385,508
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	5,960,000	7,411,939
Ford Motor Credit Co., LLC, Senior Notes	5.750%	2/1/21	4,010,000	4,430,970
Ford Motor Credit Co., LLC, Senior Notes	5.875%	8/2/21	12,560,000	13,962,048
Hyundai Capital America, Senior Notes	2.125%	10/2/17	3,670,000	3,660,972	(a)

Total Automobiles				`69,415,676

Diversified Consumer Services - 0.1%
Service Corp. International, Senior Notes	7.625%	10/1/18	24,000	27,180
Service Corp. International, Senior Notes	7.500%	4/1/27	5,458,000	5,785,480

Total Diversified Consumer Services				5,812,660

Hotels, Restaurants & Leisure - 0.2%
CityCenter Holdings LLC/CityCenter Finance Corp., Senior Secured Notes	7.625%	1/15/16	1,620,000	1,696,950
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	5.625%	10/15/21	15,450,000	15,488,625	(a)
Marriott International Inc., Senior Notes	5.810%	11/10/15	7,950,000	8,695,654
McDonald’s Corp., Medium Term Notes	5.350%	3/1/18	310,000	356,183

Total Hotels, Restaurants & Leisure				26,237,412

Media - 1.7%
CBS Corp., Senior Notes	7.625%	1/15/16	5,500,000	6,270,077
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.000%	1/15/19	16,930,000	17,924,638
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	6.625%	1/31/22	160,000	162,400
Comcast Cable Communications Holdings Inc., Senior Notes	9.455%	11/15/22	3,150,000	4,440,634
Comcast Cable Communications LLC, Notes	8.875%	5/1/17	109,000	135,819
Comcast Corp., Notes	6.500%	1/15/15	2,829,000	3,040,329
Comcast Corp., Notes	5.875%	2/15/18	65,000	75,837
Comcast Corp., Senior Notes	6.500%	1/15/17	3,140,000	3,645,502
Comcast Corp., Senior Notes	6.300%	11/15/17	1,210,000	1,425,635
Comcast Corp., Senior Notes	5.650%	6/15/35	60,000	65,612
Comcast Corp., Senior Notes	6.400%	3/1/40	2,390,000	2,860,813
COX Communications Inc., Senior Notes	5.450%	12/15/14	1,520,000	1,605,644
CSC Holdings LLC, Senior Notes	6.750%	11/15/21	2,235,000	2,391,450
DISH DBS Corp., Senior Notes	6.625%	10/1/14	271,000	284,550
DISH DBS Corp., Senior Notes	7.750%	5/31/15	1,695,000	1,851,788
DISH DBS Corp., Senior Notes	7.125%	2/1/16	2,065,000	2,268,919
DISH DBS Corp., Senior Notes	7.875%	9/1/19	50,000	57,000
DISH DBS Corp., Senior Notes	6.750%	6/1/21	3,500,000	3,679,375
DISH DBS Corp., Senior Notes	5.875%	7/15/22	5,000	4,925
Lynx I Corp., Senior Secured Notes	5.375%	4/15/21	3,780,000	3,685,500	(a)
NBCUniversal Enterprise Inc., Senior Notes	1.974%	4/15/19	29,320,000	28,468,811	(a)
News America Inc., Notes	5.300%	12/15/14	864,000	911,566
News America Inc., Senior Notes	4.500%	2/15/21	8,000	8,495
News America Inc., Senior Notes	6.200%	12/15/34	260,000	281,499
News America Inc., Senior Notes	6.650%	11/15/37	1,350,000	1,533,877
News America Inc., Senior Notes	6.750%	1/9/38	200,000	216,811
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	7,030,000	8,270,837
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	12,120,000	14,030,136

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - continued
Time Warner Cable Inc., Senior Notes	4.125%	2/15/21	1,190,000	$1,123,817
Time Warner Cable Inc., Senior Notes	6.750%	6/15/39	3,295,000	3,070,512
Time Warner Cable Inc., Senior Notes	5.875%	11/15/40	3,400,000	2,893,652
Time Warner Cable Inc., Senior Notes	5.500%	9/1/41	660,000	541,191
Time Warner Entertainment Co., LP, Senior Notes	8.375%	7/15/33	20,000	21,803
Time Warner Inc., Senior Debentures	7.700%	5/1/32	3,100,000	3,903,257
Time Warner Inc., Senior Notes	4.700%	1/15/21	20,000	21,375
Time Warner Inc., Senior Notes	4.750%	3/29/21	9,220,000	9,874,795
Time Warner Inc., Senior Notes	7.625%	4/15/31	215,000	267,598
Time Warner Inc., Senior Notes	6.250%	3/29/41	970,000	1,066,346
UBM PLC, Notes	5.750%	11/3/20	6,060,000	6,194,871	(a)
Univision Communications Inc., Senior Secured Notes	6.750%	9/15/22	7,550,000	7,965,250	(a)
Univision Communications Inc., Senior Secured Notes	5.125%	5/15/23	4,930,000	4,720,475	(a)
UPCB Finance III Ltd., Senior Secured Notes	6.625%	7/1/20	90,000	95,400	(a)
Viacom Inc., Senior Notes	4.250%	9/1/23	13,330,000	13,257,591
WPP Finance UK, Senior Notes	8.000%	9/15/14	3,830,000	4,082,749

Total Media				168,699,161

Specialty Retail - 0.3%
Autozone Inc., Senior Notes	6.950%	6/15/16	10,890,000	12,453,172
Home Depot Inc., Senior Notes	5.250%	12/16/13	5,510,000	5,564,483
Home Depot Inc., Senior Notes	5.400%	3/1/16	8,230,000	9,129,309
Michaels Stores Inc., Senior Notes	7.750%	11/1/18	2,900,000	3,117,500

Total Specialty Retail				30,264,464

TOTAL CONSUMER DISCRETIONARY				300,429,373

CONSUMER STAPLES - 3.0%
Beverages - 1.2%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	12,580,000	14,459,590
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.000%	4/15/20	4,730,000	5,342,128
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	16,650,000	15,403,182
Diageo Capital PLC, Senior Bonds	4.828%	7/15/20	620,000	694,837
Diageo Finance BV, Senior Notes	3.250%	1/15/15	10,725,000	11,099,710
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	15,570,000	14,978,636
Hawk Acquisition Subordinated Inc., Senior Secured Notes	4.250%	10/15/20	6,924,000	6,603,765	(a)
Heineken NV, Senior Notes	1.400%	10/1/17	11,050,000	10,863,741	(a)
Molson Coors Brewing Co., Senior Notes	3.500%	5/1/22	1,370,000	1,361,216
PepsiCo Inc., Senior Notes	0.700%	8/13/15	15,230,000	15,251,200
PepsiCo Inc., Senior Notes	7.900%	11/1/18	109,000	138,755
Pernod-Ricard SA, Senior Notes	2.950%	1/15/17	2,360,000	2,448,441	(a)
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	17,905,000	18,381,900	(a)

Total Beverages				117,027,101

Food & Staples Retailing - 0.4%
CVS Caremark Corp., Senior Notes	2.750%	12/1/22	16,440,000	15,190,248
CVS Pass-Through Trust, Secured Bonds	5.789%	1/10/26	91,004	98,739	(a)
CVS Pass-Through Trust, Secured Notes	5.298%	1/11/27	424,952	459,880	(a)
CVS Pass-Through Trust, Secured Notes	5.880%	1/10/28	4,789,302	5,247,653
CVS Pass-Through Trust, Secured Notes	6.036%	12/10/28	12,442,364	13,712,095
CVS Pass-Through Trust, Secured Notes	6.943%	1/10/30	2,798,044	3,254,676
Kroger Co., Senior Notes	6.400%	8/15/17	1,270,000	1,463,603
Safeway Inc., Senior Notes	6.350%	8/15/17	250,000	280,937
Wal-Mart Stores Inc., Notes	5.800%	2/15/18	180,000	211,180
Wal-Mart Stores Inc., Notes	6.200%	4/15/38	2,260,000	2,708,845
Wal-Mart Stores Inc., Senior Notes	4.250%	4/15/21	360,000	390,967

Total Food & Staples Retailing				43,018,823

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food Products - 0.5%
Ahold Lease USA Inc., Pass-Through Certificates	8.620%	1/2/25	7,311,470	$8,849,369
Kraft Foods Group Inc., Senior Notes	5.375%	2/10/20	9,526,000	10,844,741
Kraft Foods Group Inc., Senior Notes	3.500%	6/6/22	9,430,000	9,313,389
Mondelez International Inc., Senior Notes	5.375%	2/10/20	10,900,000	12,307,964
WM Wrigley Jr Co., Senior Notes	4.650%	7/15/15	3,387,000	3,557,129

Total Food Products				44,872,592

Tobacco - 0.9%
Altria Group Inc., Senior Notes	8.500%	11/10/13	200,000	201,629
Altria Group Inc., Senior Notes	9.250%	8/6/19	11,710,000	15,464,261
Altria Group Inc., Senior Notes	4.750%	5/5/21	13,410,000	14,226,977
Altria Group Inc., Senior Notes	2.850%	8/9/22	11,920,000	10,917,087
Imperial Tobacco Finance PLC, Senior Notes	2.050%	2/11/18	4,660,000	4,544,013	(a)
Lorillard Tobacco Co., Senior Notes	8.125%	6/23/19	2,160,000	2,618,920
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	13,780,000	13,354,391
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	6,170,000	5,681,077
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	8,860,000	8,290,647
Reynolds American Inc., Senior Notes	6.750%	6/15/17	8,430,000	9,740,064
Reynolds American Inc., Senior Notes	3.250%	11/1/22	4,870,000	4,482,952
Reynolds American Inc., Senior Secured Notes	7.625%	6/1/16	250,000	292,920

Total Tobacco				89,814,938

TOTAL CONSUMER STAPLES				294,733,454

ENERGY - 5.6%
Energy Equipment & Services - 0.6%
Atwood Oceanics Inc., Senior Notes	6.500%	2/1/20	3,530,000	3,697,675
Baker Hughes Inc., Senior Notes	7.500%	11/15/18	550,000	690,023
Baker Hughes Inc., Senior Notes	3.200%	8/15/21	8,710,000	8,770,325
CGG, Senior Notes	7.750%	5/15/17	11,194,000	11,487,843
CGG, Senior Notes	6.500%	6/1/21	1,420,000	1,448,400
Key Energy Services Inc., Senior Notes	6.750%	3/1/21	11,570,000	11,454,300
Schlumberger Norge AS, Senior Notes	4.200%	1/15/21	2,020,000	2,151,957	(a)
SESI LLC, Senior Notes	7.125%	12/15/21	2,450,000	2,676,625
Transocean Inc., Senior Notes	6.375%	12/15/21	4,330,000	4,813,089
Transocean Ltd., Senior Notes	6.000%	3/15/18	6,015,000	6,777,497

Total Energy Equipment & Services				53,967,734

Oil, Gas & Consumable Fuels - 5.0%
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	5.875%	4/15/21	7,130,000	7,326,075
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	6.125%	7/15/22	3,000,000	3,082,500
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	4.875%	5/15/23	840,000	789,600
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	11,507,000	14,344,960
Anadarko Petroleum Corp., Senior Notes	6.375%	9/15/17	9,754,000	11,338,801
Anadarko Petroleum Corp., Senior Notes	8.700%	3/15/19	30,000	38,573
Apache Corp., Senior Notes	3.250%	4/15/22	4,440,000	4,346,729
Apache Corp., Senior Notes	6.000%	1/15/37	240,000	264,625
Apache Corp., Senior Notes	5.100%	9/1/40	13,496,000	13,335,856
Apache Corp., Senior Notes	4.750%	4/15/43	1,770,000	1,675,450
Arch Coal Inc., Senior Notes	7.000%	6/15/19	11,850,000	9,183,750
BP Capital Markets PLC, Senior Notes	5.250%	11/7/13	19,840,000	19,928,645
BP Capital Markets PLC, Senior Notes	3.875%	3/10/15	6,580,000	6,888,056
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	1,300,000	1,293,091
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	3,830,000	3,697,930
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	1,055,000	1,139,400
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	6,080,000	6,308,000
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	2,620,000	2,626,550
Concho Resources Inc., Senior Notes	6.500%	1/15/22	5,757,000	6,174,383
Concho Resources Inc., Senior Notes	5.500%	10/1/22	4,650,000	4,638,375
Conoco Funding Co., Senior Bonds	7.250%	10/15/31	810,000	1,072,082

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - continued
ConocoPhillips, Notes	6.500%	2/1/39	110,000	$138,329
ConocoPhillips, Senior Notes	5.900%	10/15/32	10,000	11,606
ConocoPhillips Holding Co., Senior Notes	6.950%	4/15/29	693,000	874,835
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	6,950,000	7,453,875
Continental Resources Inc., Senior Notes	7.125%	4/1/21	200,000	223,500
Continental Resources Inc., Senior Notes	5.000%	9/15/22	1,220,000	1,227,625
Continental Resources Inc., Senior Notes	4.500%	4/15/23	3,240,000	3,179,250
Denbury Resources Inc., Senior Subordinated Notes	4.625%	7/15/23	4,175,000	3,820,125
Devon Energy Corp., Debentures	7.950%	4/15/32	970,000	1,262,561
Devon Energy Corp., Senior Notes	6.300%	1/15/19	14,500,000	16,929,330
Devon Energy Corp., Senior Notes	3.250%	5/15/22	3,600,000	3,446,035
Devon Energy Corp., Senior Notes	5.600%	7/15/41	280,000	286,228
Devon Financing Corp. LLC, Debentures	7.875%	9/30/31	60,000	77,267
El Paso Corp., Medium-Term Notes	7.800%	8/1/31	3,276,000	3,331,833
El Paso Corp., Medium-Term Notes	7.750%	1/15/32	240,000	245,349
El Paso Corp., Senior Subordinated Notes	7.000%	6/15/17	19,484,000	21,729,979
Energy Transfer Equity LP, Senior Notes	7.500%	10/15/20	2,840,000	3,038,800
Enterprise Products Operating LLC, Senior Bonds	6.300%	9/15/17	13,330,000	15,419,677
Enterprise Products Operating LLC, Senior Notes	9.750%	1/31/14	400,000	411,608
Enterprise Products Operating LLC, Senior Notes	3.350%	3/15/23	17,050,000	16,136,751
Enterprise Products Operating LLC, Senior Notes	6.125%	10/15/39	840,000	929,373
Enterprise Products Operating LLC, Senior Notes	5.950%	2/1/41	1,700,000	1,832,139
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	6,507,000	6,786,417
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	250,000	233,014
Hess Corp., Notes	8.125%	2/15/19	18,800,000	23,394,814
Kerr-McGee Corp., Notes	6.950%	7/1/24	4,951,000	5,796,304
Kerr-McGee Corp., Notes	7.875%	9/15/31	8,467,000	10,683,728
Kinder Morgan Energy Partners LP, Senior Notes	5.000%	12/15/13	1,879,000	1,895,272
Kinder Morgan Energy Partners LP, Senior Notes	3.950%	9/1/22	4,520,000	4,444,096
Kodiak Oil & Gas Corp., Senior Notes	8.125%	12/1/19	2,500,000	2,731,250
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	6.500%	8/15/21	1,768,000	1,891,760
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	6.250%	6/15/22	1,742,000	1,833,455
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	5.500%	2/15/23	1,710,000	1,714,275
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	4.500%	7/15/23	3,120,000	2,940,600
MEG Energy Corp., Senior Notes	6.375%	1/30/23	350,000	343,000	(a)
Noble Energy Inc., Senior Notes	8.250%	3/1/19	14,890,000	18,606,976
Noble Energy Inc., Senior Notes	4.150%	12/15/21	10,000	10,411
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	9,750,000	9,405,923
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	9,720,000	8,980,143
Peabody Energy Corp., Senior Notes	6.500%	9/15/20	7,515,000	7,402,275
Peabody Energy Corp., Senior Notes	6.250%	11/15/21	2,660,000	2,580,200
Pemex Project Funding Master Trust, Senior Bonds	6.625%	6/15/35	21,982,000	23,215,850
Petrobras International Finance Co., Senior Notes	3.875%	1/27/16	8,080,000	8,336,855
Petrobras International Finance Co., Senior Notes	6.125%	10/6/16	6,387,000	6,969,775
Petrobras International Finance Co., Senior Notes	5.750%	1/20/20	5,579,000	5,796,938
Petrobras International Finance Co., Senior Notes	5.375%	1/27/21	33,630,000	33,784,194
Petroleos Mexicanos, Senior Notes	3.500%	1/30/23	2,227,000	2,024,281
Plains Exploration & Production Co., Senior Notes	6.500%	11/15/20	3,080,000	3,304,603
Plains Exploration & Production Co., Senior Notes	6.750%	2/1/22	5,000,000	5,351,440
Plains Exploration & Production Co., Senior Notes	6.875%	2/15/23	720,000	772,200
QEP Resources Inc., Senior Notes	6.875%	3/1/21	6,650,000	7,065,625
QEP Resources Inc., Senior Notes	5.250%	5/1/23	4,580,000	4,270,850
Range Resources Corp., Senior Notes	5.000%	8/15/22	1,020,000	986,850
Range Resources Corp., Senior Subordinated Notes	6.750%	8/1/20	6,330,000	6,820,575
Range Resources Corp., Senior Subordinated Notes	5.750%	6/1/21	3,670,000	3,853,500
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	6.500%	7/15/21	8,981,000	9,430,050

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - continued
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	4.500%	11/1/23	510,000	$461,550	(a)
Shell International Finance BV, Senior Notes	4.375%	3/25/20	1,980,000	2,182,407
Shell International Finance BV, Senior Notes	6.375%	12/15/38	6,785,000	8,473,617
Sinopec Group Overseas Development 2012 Ltd., Senior Notes	2.750%	5/17/17	6,800,000	6,931,913	(a)
Statoil ASA, Senior Notes	3.125%	8/17/17	4,000,000	4,251,424
Transocean Inc., Senior Notes	5.050%	12/15/16	320,000	350,684
Williams Cos. Inc., Debentures	7.500%	1/15/31	499,000	551,831
Williams Cos. Inc., Notes	7.875%	9/1/21	7,959,000	9,491,752
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	287,000	325,278
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	3,035,000	3,698,469
Williams Partners LP, Senior Notes	5.250%	3/15/20	3,340,000	3,601,348

Total Oil, Gas & Consumable Fuels				495,477,278

TOTAL ENERGY				549,445,012

FINANCIALS - 11.3%
Capital Markets - 1.8%
Bear Stearns Cos. LLC, Senior Notes	6.400%	10/2/17	925,000	1,079,072
Goldman Sachs Capital II, Junior Subordinated Bonds	4.000%	6/1/43	1,830,000	1,335,900	(b)(c)
Goldman Sachs Group Inc., Senior Notes	5.250%	10/15/13	80,000	80,118
Goldman Sachs Group Inc., Senior Notes	6.000%	5/1/14	3,890,000	4,010,843
Goldman Sachs Group Inc., Senior Notes	2.375%	1/22/18	18,400,000	18,269,526
Goldman Sachs Group Inc., Senior Notes	6.150%	4/1/18	583,000	666,806
Goldman Sachs Group Inc., Senior Notes	2.900%	7/19/18	280,000	282,250
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	25,760,000	28,374,769
Goldman Sachs Group Inc., Senior Notes	6.000%	6/15/20	190,000	215,744
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	3,130,000	3,377,755
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	29,580,000	33,139,036
Goldman Sachs Group Inc., Subordinated Notes	5.625%	1/15/17	1,420,000	1,564,194
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,840,000	1,920,290
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	11/22/13	5,550,000	0	(b)(c)(d)(e)(f)(g)
Lehman Brothers Holdings E-Capital Trust I, Junior Subordinated Notes	0.000%	8/19/65	190,000	0	(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	5,280,000	0	(b)(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	1,070,000	0	(d)(e)(f)(g)
Merrill Lynch & Co. Inc., Senior Notes	6.400%	8/28/17	90,000	103,495
Merrill Lynch & Co. Inc., Subordinated Notes	6.050%	5/16/16	390,000	429,537
Morgan Stanley, Medium-Term Notes	0.716%	10/18/16	7,802,000	7,674,219	(b)
Morgan Stanley, Medium-Term Notes	5.550%	4/27/17	7,435,000	8,239,028
Morgan Stanley, Senior Notes	5.450%	1/9/17	3,990,000	4,393,840
Morgan Stanley, Senior Notes	4.750%	3/22/17	2,010,000	2,170,239
Morgan Stanley, Senior Notes	5.950%	12/28/17	4,700,000	5,317,477
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	28,931,000	31,828,382
Temasek Financial I Ltd., Senior Notes	2.375%	1/23/23	9,854,000	9,018,755	(a)
UBS AG, Senior Notes	2.250%	1/28/14	4,655,000	4,684,210
UBS AG Stamford CT, Senior Notes	3.875%	1/15/15	3,673,000	3,821,958
UBS AG Stamford CT, Senior Notes	4.875%	8/4/20	250,000	279,469
Vesey Street Investment Trust I, Senior Notes	4.404%	9/1/16	4,520,000	4,846,461

Total Capital Markets				177,123,373

Commercial Banks - 3.7%
ANZ National International Ltd., Senior Notes	1.850%	10/15/15	7,100,000	7,210,419	(a)
Bank of Tokyo-Mitsubishi UFJ Ltd., Senior Notes	3.850%	1/22/15	7,500,000	7,785,525	(a)
Barclays Bank PLC, Subordinated Notes	6.050%	12/4/17	4,555,000	5,059,667	(a)
BBVA US Senior SAU, Senior Notes	3.250%	5/16/14	16,775,000	16,960,146
BBVA US Senior SAU, Senior Notes	4.664%	10/9/15	20,230,000	21,063,496
BNP Paribas SA, Senior Notes	2.375%	9/14/17	7,770,000	7,874,895
CIT Group Inc., Senior Notes	4.250%	8/15/17	690,000	702,938

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Banks - continued
CIT Group Inc., Senior Notes	5.000%	8/1/23	8,030,000	$7,774,405
Commonwealth Bank of Australia, Senior Notes	3.750%	10/15/14	10,490,000	10,828,827	(a)
Commonwealth Bank of Australia, Senior Notes	1.250%	9/18/15	17,730,000	17,907,335
Commonwealth Bank of Australia, Senior Notes	5.000%	10/15/19	4,160,000	4,677,150	(a)
Credit Agricole SA, Senior Notes	2.625%	1/21/14	6,760,000	6,803,223	(a)
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	14,140,000	15,465,625	(a)(b)(c)
ING Bank NV, Subordinated Notes	5.800%	9/25/23	15,450,000	15,604,438	(a)
Intesa Sanpaolo SpA, Senior Notes	3.625%	8/12/15	7,242,000	7,350,196	(a)
Intesa Sanpaolo SpA, Senior Notes	3.125%	1/15/16	3,880,000	3,874,374
Intesa Sanpaolo SpA, Senior Notes	3.875%	1/16/18	2,610,000	2,565,904
Lloyds Bank PLC, Subordinated Notes	6.500%	9/14/20	100,000	110,391	(a)
M&T Bank Corp., Junior Subordinated Notes	6.875%	6/15/16	25,360,000	25,698,734	(a)(c)
National Australia Bank of New York, Senior Notes	1.600%	8/7/15	6,000,000	6,096,042
Nordea Bank AB, Senior Notes	3.700%	11/13/14	3,620,000	3,741,379	(a)
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	14,640,000	15,193,158	(a)
Rabobank Nederland NV, Junior Subordinated Notes	11.000%	6/30/19	11,522,000	14,978,600	(a)(b)(c)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	1,150,000	1,178,750	(b)(c)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes, Medium-Term Notes	7.640%	9/29/17	4,700,000	4,465,000	(b)(c)
Royal Bank of Scotland Group PLC, Senior Notes	2.550%	9/18/15	2,150,000	2,196,139
Royal Bank of Scotland Group PLC, Senior Notes	6.400%	10/21/19	5,810,000	6,639,854
Royal Bank of Scotland Group PLC, Subordinated Notes	5.000%	10/1/14	190,000	194,734
Royal Bank of Scotland Group PLC, Subordinated Notes	4.700%	7/3/18	1,960,000	1,969,800
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	12,920,000	13,034,006
Santander US Debt SA Unipersonal, Senior Notes	3.724%	1/20/15	11,800,000	11,967,076	(a)
Santander US Debt SA Unipersonal, Senior Notes	3.781%	10/7/15	2,300,000	2,345,871	(a)
Sumitomo Mitsui Banking Corp., Senior Notes	3.150%	7/22/15	4,640,000	4,814,371	(a)
Sumitomo Mitsui Banking Corp., Senior Notes	3.100%	1/14/16	4,290,000	4,480,309	(a)
Wachovia Bank N.A., Subordinated Notes	6.000%	11/15/17	3,920,000	4,518,192
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	11/22/13	20,261,000	18,336,205	(b)(c)
Wachovia Corp., Senior Notes	5.750%	2/1/18	13,275,000	15,334,776
Wachovia Corp., Subordinated Notes	5.250%	8/1/14	1,612,000	1,673,812
Wells Fargo & Co., Senior Notes	3.676%	6/15/16	8,110,000	8,643,354
Wells Fargo & Co., Senior Notes	1.500%	1/16/18	5,740,000	5,648,292
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	13,950,000	15,148,068
Wells Fargo & Co., Subordinated Notes	5.000%	11/15/14	130,000	136,259
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	9,800,000	9,172,437
Wells Fargo Capital X, Capital Securities	5.950%	12/15/36	7,092,000	6,719,670

Total Commercial Banks				363,943,842

Consumer Finance - 1.1%
Ally Financial Inc., Senior Notes	7.500%	9/15/20	3,380,000	3,798,275
American Express Co., Subordinated Debentures	6.800%	9/1/66	9,716,000	10,298,960	(b)
American Express Credit Corp., Senior Notes	5.125%	8/25/14	22,150,000	23,057,995
American Honda Finance Corp., Notes	1.000%	8/11/15	14,310,000	14,374,552	(a)
General Motors Financial Co. Inc., Senior Notes	2.750%	5/15/16	3,070,000	3,062,325	(a)
General Motors Financial Co. Inc., Senior Notes	3.250%	5/15/18	2,300,000	2,236,750	(a)
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	2,680,000	2,448,850	(a)
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	18,610,000	21,251,838
SLM Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	60,000	64,800
SLM Corp., Medium-Term Notes, Senior Notes	5.625%	8/1/33	56,000	43,680
SLM Corp., Senior Notes	5.000%	4/15/15	740,000	769,600
SLM Corp., Senior Notes	3.875%	9/10/15	15,980,000	16,299,600
Toyota Motor Credit Corp., Senior Notes	1.250%	10/5/17	16,560,000	16,322,762

Total Consumer Finance				114,029,987

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - 4.3%
Bank of America Corp., Senior Notes	4.500%	4/1/15	25,800,000	$27,094,850
Bank of America Corp., Senior Notes	3.875%	3/22/17	3,610,000	3,839,564
Bank of America Corp., Senior Notes	5.750%	12/1/17	1,800,000	2,030,549
Bank of America Corp., Senior Notes	5.650%	5/1/18	510,000	575,547
Bank of America Corp., Senior Notes	5.625%	7/1/20	5,530,000	6,195,917
Bank of America Corp., Senior Notes	5.875%	1/5/21	28,000,000	31,733,436
Bank of America Corp., Senior Notes	5.000%	5/13/21	11,720,000	12,587,643
Bank of America Corp., Senior Notes	3.300%	1/11/23	6,500,000	6,088,940
Bank of America Corp., Subordinated Notes	5.420%	3/15/17	3,000,000	3,291,999
Berkshire Hathaway Inc., Senior Notes	3.200%	2/11/15	6,690,000	6,935,122
Boeing Capital Corp., Senior Notes	4.700%	10/27/19	5,890,000	6,647,089
Citigroup Inc., Junior Subordinated Bonds	5.350%	5/15/23	6,200,000	5,394,000	(b)(c)
Citigroup Inc., Junior Subordinated Notes	5.950%	1/30/23	6,050,000	5,641,625	(b)(c)
Citigroup Inc., Junior Subordinated Notes	5.900%	2/15/23	3,420,000	3,214,800	(b)(c)
Citigroup Inc., Senior Notes	6.000%	12/13/13	21,000,000	21,227,766
Citigroup Inc., Senior Notes	5.125%	5/5/14	226,000	232,088
Citigroup Inc., Senior Notes	6.375%	8/12/14	1,545,000	1,619,651
Citigroup Inc., Senior Notes	5.500%	10/15/14	27,000	28,293
Citigroup Inc., Senior Notes	6.010%	1/15/15	6,417,000	6,826,340
Citigroup Inc., Senior Notes	3.953%	6/15/16	11,150,000	11,869,699
Citigroup Inc., Senior Notes	6.000%	8/15/17	7,720,000	8,823,180
Citigroup Inc., Senior Notes	5.375%	8/9/20	5,850,000	6,543,945
Citigroup Inc., Senior Notes	5.875%	5/29/37	2,990,000	3,270,441
Citigroup Inc., Senior Notes	6.875%	3/5/38	8,060,000	9,963,933
Citigroup Inc., Subordinated Notes	4.050%	7/30/22	4,274,000	4,150,973
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	10,260,000	10,551,928
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	180,000	181,160
General Electric Capital Corp., Senior Notes	1.625%	7/2/15	11,870,000	12,044,798
General Electric Capital Corp., Senior Notes	4.375%	9/16/20	30,000	31,917
General Electric Capital Corp., Senior Notes	6.875%	1/10/39	37,150,000	45,529,108
General Electric Capital Corp., Subordinated Debentures	6.375%	11/15/67	39,875,000	42,566,563	(b)
ILFC E-Capital Trust II, Bonds	6.250%	12/21/65	2,870,000	2,611,700	(a)(b)
ING US Inc., Senior Notes	2.900%	2/15/18	2,450,000	2,459,996
International Lease Finance Corp., Senior Secured Notes	6.500%	9/1/14	5,570,000	5,778,875	(a)
International Lease Finance Corp., Senior Secured Notes	6.750%	9/1/16	26,120,000	28,666,700	(a)
JPMorgan Chase & Co., Senior Notes	1.100%	10/15/15	24,190,000	24,236,300
JPMorgan Chase & Co., Senior Notes	6.300%	4/23/19	9,630,000	11,282,730
JPMorgan Chase & Co., Senior Notes	4.400%	7/22/20	10,770,000	11,400,454
JPMorgan Chase & Co., Senior Notes	4.350%	8/15/21	1,780,000	1,843,850
JPMorgan Chase & Co., Senior Notes	4.500%	1/24/22	9,480,000	9,888,607
JPMorgan Chase & Co., Subordinated Notes	5.150%	10/1/15	490,000	527,278
JPMorgan Chase & Co., Subordinated Notes	6.125%	6/27/17	309,000	351,044
JPMorgan Chase & Co., Subordinated Notes	3.375%	5/1/23	17,478,000	15,850,169
Nationstar Mortgage LLC/Nationstar Capital Corp., Senior Notes	6.500%	7/1/21	2,360,000	2,259,700

Total Diversified Financial Services				423,890,267

Insurance - 0.3%
American International Group Inc., Junior Subordinated Debentures	6.250%	3/15/37	610,000	597,800
American International Group Inc., Medium-Term Notes, Senior Notes	5.850%	1/16/18	60,000	68,225
American International Group Inc., Senior Notes	3.750%	11/30/13	1,840,000	1,848,745	(a)
American International Group Inc., Senior Notes	8.250%	8/15/18	160,000	199,493
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	8,900,000	10,012,500	(a)
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	5,783,000	5,840,830
MetLife Inc., Senior Notes	4.750%	2/8/21	6,300,000	6,888,332
Prudential Financial Inc., Senior Notes	4.500%	11/16/21	300,000	320,220
Teachers Insurance & Annuity Association of America-College Retirement Equity Fund, Notes	6.850%	12/16/39	280,000	346,514	(a)

Total Insurance				26,122,659

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Thrifts & Mortgage Finance - 0.1%
Countrywide Financial Corp., Subordinated Notes	6.250%	5/15/16	6,591,000	$7,288,341

TOTAL FINANCIALS				1,112,398,469

HEALTH CARE - 2.2%
Health Care Equipment & Supplies - 0.1%
Medtronic Inc., Senior Notes	4.450%	3/15/20	6,960,000	7,621,583
Medtronic Inc., Senior Notes	3.125%	3/15/22	1,010,000	993,586

Total Health Care Equipment & Supplies				8,615,169

Health Care Providers & Services - 1.3%
AmerisourceBergen Corp., Senior Notes	5.875%	9/15/15	5,350,000	5,856,244
Express Scripts Holding Co., Senior Notes	3.500%	11/15/16	32,790,000	34,703,198
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	5.875%	1/31/22	2,730,000	2,798,250	(a)
Fresenius Medical Care U.S. Finance Inc., Senior Notes	6.875%	7/15/17	220,000	244,200
Fresenius Medical Care U.S. Finance Inc., Senior Notes	5.750%	2/15/21	6,090,000	6,257,475	(a)
HCA Inc., Debentures	7.500%	11/15/95	15,410,000	13,830,475
HCA Inc., Notes	7.690%	6/15/25	723,000	740,171
HCA Inc., Notes	7.500%	11/6/33	1,105,000	1,096,713
HCA Inc., Senior Notes	5.750%	3/15/14	485,000	494,094
HCA Inc., Senior Secured Notes	6.500%	2/15/20	3,330,000	3,608,887
Humana Inc., Senior Notes	7.200%	6/15/18	240,000	287,480
Humana Inc., Senior Notes	3.150%	12/1/22	2,970,000	2,763,279
Tenet Healthcare Corp., Senior Notes	9.250%	2/1/15	11,570,000	12,640,225
Tenet Healthcare Corp., Senior Secured Bonds	4.500%	4/1/21	50,000	46,875
Tenet Healthcare Corp., Senior Secured Notes	6.000%	10/1/20	9,830,000	10,051,175	(a)
UnitedHealth Group Inc., Senior Notes	6.000%	2/15/18	310,000	361,317
UnitedHealth Group Inc., Senior Notes	1.625%	3/15/19	1,540,000	1,483,989
WellPoint Inc., Notes	5.875%	6/15/17	3,052,000	3,468,192
WellPoint Inc., Notes	7.000%	2/15/19	5,625,000	6,803,854
WellPoint Inc., Senior Notes	1.250%	9/10/15	3,210,000	3,231,844
WellPoint Inc., Senior Notes	3.700%	8/15/21	7,580,000	7,611,396
WellPoint Inc., Senior Notes	3.125%	5/15/22	5,280,000	5,013,613

Total Health Care Providers & Services				123,392,946

Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific Inc., Senior Notes	3.600%	8/15/21	4,520,000	4,447,630

Pharmaceuticals - 0.8%
AbbVie Inc., Senior Notes	1.750%	11/6/17	17,500,000	17,356,325
AbbVie Inc., Senior Notes	2.900%	11/6/22	10,730,000	10,034,803
GlaxoSmithKline Capital Inc., Senior Bond	6.375%	5/15/38	7,000,000	8,732,612
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	10,240,000	9,825,055
Mallinckrodt International Finance SA, Senior Notes	4.750%	4/15/23	2,990,000	2,842,907	(a)
Merck and Co. Inc., Senior Notes	6.000%	9/15/17	340,000	395,768
Pfizer Inc., Senior Notes	6.200%	3/15/19	8,755,000	10,544,426
Roche Holdings Inc., Senior Notes	6.000%	3/1/19	9,075,000	10,784,385	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	1,760,000	1,746,872
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	1,870,000	1,856,052
Wyeth, Notes	5.950%	4/1/37	6,358,000	7,439,178
Zoetis Inc., Senior Notes	3.250%	2/1/23	2,340,000	2,227,715	(a)

Total Pharmaceuticals				83,786,098

TOTAL HEALTH CARE				220,241,843

INDUSTRIALS - 1.5%
Aerospace & Defense - 0.2%
Boeing Co., Senior Notes	6.000%	3/15/19	8,370,000	9,938,429
Boeing Co., Senior Notes	4.875%	2/15/20	3,180,000	3,614,426

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Aerospace & Defense - continued
Raytheon Co., Senior Notes	3.125%	10/15/20	4,520,000	$4,585,052

Total Aerospace & Defense				18,137,907

Airlines - 0.5%
Air 2 US, Notes	8.027%	10/1/19	5,405,595	5,513,707	(a)
DAE Aviation Holdings Inc., Senior Notes	11.250%	8/1/15	988,000	988,000	(a)
Delta Air Lines Inc., Pass-Through Certificates	6.821%	8/10/22	12,147,841	13,514,473
Northwest Airlines Corp., Pass-Through Certificates	7.575%	1/2/18	6,214,136	6,990,903
Southwest Airlines Co., Notes	5.125%	3/1/17	5,320,000	5,871,083
United Airlines Inc., Pass-Through Certificates	6.900%	7/2/19	38,149	40,057
United Airlines Inc., Pass-Through Certificates	6.703%	6/15/21	181,599	194,311
United Airlines Inc., Pass-Through Certificates	5.983%	4/19/22	10,272,552	10,991,631
United Airlines Inc., Pass-Through Certificates, Secured Notes	9.750%	1/15/17	1,802,824	2,050,713
United Airlines Inc., Senior Secured Notes	6.750%	9/15/15	310,000	319,300	(a)

Total Airlines				46,474,178

Building Products - 0.1%
Building Materials Corp. of America, Senior Notes	6.750%	5/1/21	105,000	112,875	(a)
Masco Corp., Senior Notes	6.125%	10/3/16	8,270,000	9,148,687

Total Building Products				9,261,562

Commercial Services & Supplies - 0.2%
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	7.750%	4/15/20	2,730,000	2,982,525	(a)
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	5.250%	4/15/21	6,400,000	5,968,000	(a)
Waste Management Inc., Senior Notes	5.000%	3/15/14	6,938,000	7,075,761
Waste Management Inc., Senior Notes	7.125%	12/15/17	500,000	584,241
Waste Management Inc., Senior Notes	4.600%	3/1/21	2,370,000	2,528,103
Waste Management Inc., Senior Notes	7.375%	5/15/29	1,280,000	1,563,954

Total Commercial Services & Supplies				20,702,584

Electrical Equipment - 0.3%
Eaton Corp., Senior Notes	1.500%	11/2/17	6,310,000	6,221,200	(a)
Eaton Corp., Senior Notes	2.750%	11/2/22	22,785,000	21,233,159	(a)
Eaton Corp., Senior Notes	4.150%	11/2/42	6,590,000	5,854,121	(a)

Total Electrical Equipment				33,308,480

Industrial Conglomerates - 0.1%
General Electric Co., Senior Notes	0.850%	10/9/15	6,700,000	6,715,444
United Technologies Corp., Senior Notes	4.500%	6/1/42	7,330,000	7,120,369

Total Industrial Conglomerates				13,835,813

Machinery - 0.1%
John Deere Capital Corp., Notes	2.250%	4/17/19	5,268,000	5,292,712
John Deere Capital Corp., Senior Notes	1.700%	1/15/20	2,490,000	2,350,100

Total Machinery				7,642,812

Road & Rail - 0.0%
Kansas City Southern de Mexico SA de CV, Senior Notes	6.125%	6/15/21	256,000	289,280

Transportation Infrastructure - 0.0%
Aguila 3 SA, Senior Secured Notes	7.875%	1/31/18	2,370,000	2,476,650	(a)

TOTAL INDUSTRIALS				152,129,266

INFORMATION TECHNOLOGY - 0.3%
Computers & Peripherals - 0.1%
Apple Inc., Senior Notes	2.400%	5/3/23	8,755,000	7,924,860

IT Services - 0.0%
First Data Corp., Senior Secured Notes	6.750%	11/1/20	50,000	51,750	(a)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
IT Services - continued
International Business Machines Corp., Senior Notes	4.000%	6/20/42	647,000	$579,560

Total IT Services				631,310

Semiconductors & Semiconductor Equipment - 0.0%
National Semiconductor Corp., Senior Notes	6.600%	6/15/17	1,360,000	1,590,499

Software - 0.2%
Activision Blizzard Inc., Senior Notes	5.625%	9/15/21	5,040,000	5,046,300	(a)
Oracle Corp., Senior Notes	1.200%	10/15/17	15,770,000	15,488,332

Total Software				20,534,632

TOTAL INFORMATION TECHNOLOGY				30,681,301

MATERIALS - 3.3%
Chemicals - 0.2%
Eagle Spinco Inc., Senior Notes	4.625%	2/15/21	6,260,000	6,009,600	(a)
Ecolab Inc., Senior Notes	4.350%	12/8/21	3,890,000	4,098,578
LyondellBasell Industries NV, Senior Notes	5.000%	4/15/19	2,690,000	2,961,007
LyondellBasell Industries NV, Senior Notes	6.000%	11/15/21	4,690,000	5,352,838
LyondellBasell Industries NV, Senior Notes	5.750%	4/15/24	2,690,000	3,008,566
Potash Corp. of Saskatchewan Inc., Senior Notes	4.875%	3/30/20	330,000	360,405

Total Chemicals				21,790,994

Containers & Packaging - 0.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	4.875%	11/15/22	3,045,000	2,900,363	(a)
Ball Corp., Senior Notes	5.750%	5/15/21	10,140,000	10,697,700
Ball Corp., Senior Notes	5.000%	3/15/22	4,960,000	4,811,200
Ball Corp., Senior Notes	4.000%	11/15/23	1,790,000	1,606,525
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Notes	8.500%	5/15/18	2,090,000	2,184,050
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	7.125%	4/15/19	4,550,000	4,834,375
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	6.875%	2/15/21	5,165,000	5,513,637
Rock-Tenn Co., Senior Notes	3.500%	3/1/20	2,855,000	2,823,053
Rock-Tenn Co., Senior Notes	4.000%	3/1/23	3,740,000	3,623,585

Total Containers & Packaging				38,994,488

Metals & Mining - 2.6%
ArcelorMittal, Senior Notes	5.000%	2/25/17	4,082,000	4,245,280
Barrick Gold Corp., Senior Notes	6.950%	4/1/19	7,305,000	8,335,502
Barrick Gold Corp., Senior Notes	3.850%	4/1/22	4,330,000	3,829,417
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	15,330,000	13,499,567
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	9,779,000	9,086,050
BHP Billiton Finance USA Ltd., Senior Notes	6.500%	4/1/19	20,420,000	24,404,146
BHP Billiton Finance USA Ltd., Senior Notes	3.250%	11/21/21	3,080,000	3,056,583
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	7,630,000	7,771,071
Cliffs Natural Resources Inc., Senior Notes	3.950%	1/15/18	8,490,000	8,526,303
Cliffs Natural Resources Inc., Senior Notes	4.800%	10/1/20	6,178,000	5,889,247
Cliffs Natural Resources Inc., Senior Notes	4.875%	4/1/21	40,000	37,737
Cliffs Natural Resources Inc., Senior Notes	6.250%	10/1/40	290,000	242,437
FMG Resources (August 2006) Pty Ltd., Senior Notes	7.000%	11/1/15	3,960,000	4,078,800	(a)
FMG Resources (August 2006) Pty Ltd., Senior Notes	6.375%	2/1/16	1,510,000	1,543,975	(a)
FMG Resources (August 2006) Pty Ltd., Senior Notes	6.000%	4/1/17	380,000	389,500	(a)
FMG Resources (August 2006) Pty Ltd., Senior Notes	8.250%	11/1/19	6,670,000	7,186,925	(a)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - continued
Freeport-McMoRan Copper & Gold Inc., Senior Notes	2.375%	3/15/18	2,650,000	$2,561,079	(a)
Freeport-McMoRan Copper & Gold Inc., Senior Notes	3.100%	3/15/20	9,760,000	9,177,494	(a)
Freeport-McMoRan Copper & Gold Inc., Senior Notes	3.550%	3/1/22	12,703,000	11,682,936
Rio Tinto Finance USA Ltd., Notes	6.500%	7/15/18	5,798,000	6,837,309
Rio Tinto Finance USA Ltd., Senior Notes	1.875%	11/2/15	1,480,000	1,501,851
Rio Tinto Finance USA Ltd., Senior Notes	2.500%	5/20/16	5,460,000	5,621,146
Rio Tinto Finance USA Ltd., Senior Notes	9.000%	5/1/19	1,955,000	2,536,962
Rio Tinto Finance USA Ltd., Senior Notes	3.500%	11/2/20	12,460,000	12,384,605
Rio Tinto Finance USA Ltd., Senior Notes	4.125%	5/20/21	3,340,000	3,396,296
Rio Tinto Finance USA Ltd., Senior Notes	3.750%	9/20/21	4,990,000	4,919,891
Southern Copper Corp., Senior Notes	5.250%	11/8/42	22,390,000	18,057,266
Steel Dynamics Inc., Senior Notes	7.625%	3/15/20	600,000	648,750
Vale Overseas Ltd., Notes	6.875%	11/21/36	16,044,000	16,271,729
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	32,397,000	31,212,695
Vedanta Resources PLC, Senior Notes	8.750%	1/15/14	230,000	233,450	(a)
Xstrata Finance Canada Ltd., Senior Bonds	5.800%	11/15/16	3,090,000	3,375,575	(a)
Xstrata Finance Canada Ltd., Senior Notes	2.050%	10/23/15	13,920,000	13,957,876	(a)
Xstrata Finance Canada Ltd., Senior Notes	2.700%	10/25/17	11,790,000	11,725,697	(a)

Total Metals & Mining				258,225,147

Paper & Forest Products - 0.1%
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	7,330,000	7,120,882

TOTAL MATERIALS				326,131,511

TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 2.6%
AT&T Inc., Global Notes	5.500%	2/1/18	10,386,000	11,774,951
AT&T Inc., Senior Notes	2.500%	8/15/15	7,800,000	8,034,187
AT&T Inc., Senior Notes	4.450%	5/15/21	1,460,000	1,533,315
AT&T Inc., Senior Notes	3.875%	8/15/21	6,550,000	6,633,100
AT&T Inc., Senior Notes	2.625%	12/1/22	5,230,000	4,687,560
AT&T Inc., Senior Notes	6.300%	1/15/38	4,220,000	4,560,837
AT&T Inc., Senior Notes	5.550%	8/15/41	190,000	188,603
AT&T Inc., Senior Notes	4.350%	6/15/45	9,406,000	7,764,155
BellSouth Corp., Senior Bonds	5.200%	9/15/14	8,250,000	8,611,837
British Telecommunications PLC, Bonds	9.625%	12/15/30	5,310,000	7,862,984
CenturyLink Inc., Senior Notes	5.800%	3/15/22	1,000,000	940,000
CenturyTel Inc., Senior Notes	6.000%	4/1/17	8,270,000	8,890,250
Deutsche Telekom International Finance BV, Senior Notes	5.750%	3/23/16	10,121,000	11,188,695
Intelsat Jackson Holdings SA, Senior Notes	7.250%	4/1/19	3,009,000	3,219,630
Intelsat Jackson Holdings SA, Senior Notes	7.250%	10/15/20	6,850,000	7,312,375
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	3,000,000	3,240,000
Intelsat Jackson Holdings SA, Senior Notes	5.500%	8/1/23	4,050,000	3,786,750	(a)
Qwest Corp., Debentures	6.875%	9/15/33	5,600,000	5,424,698
Qwest Corp., Senior Notes	7.500%	10/1/14	2,870,000	3,040,989
Telecom Italia Capital SA, Senior Notes	7.175%	6/18/19	570,000	626,708
Telefonica Emisiones SAU, Senior Notes	6.421%	6/20/16	610,000	670,263
Telefonica Emisiones SAU, Senior Notes	6.221%	7/3/17	560,000	618,476
Telefonica Emisiones SAU, Senior Notes	5.877%	7/15/19	1,465,000	1,586,784
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	8,495,000	8,697,470
Telefonica Emisiones SAU, Senior Notes	5.462%	2/16/21	1,360,000	1,392,588
TW Telecom Holdings Inc., Senior Notes	5.375%	10/1/22	3,676,000	3,510,580
UPCB Finance VI Ltd., Senior Secured Notes	6.875%	1/15/22	7,755,000	8,220,300	(a)
Verizon Communications Inc., Senior Notes	6.350%	4/1/19	1,848,000	2,168,685
Verizon Communications Inc., Senior Notes	4.500%	9/15/20	18,170,000	19,323,177
Verizon Communications Inc., Senior Notes	2.450%	11/1/22	1,670,000	1,480,757
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	52,255,000	56,006,177
Verizon Communications Inc., Senior Notes	6.400%	9/15/33	31,100,000	34,536,954
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	2,418,000	2,729,770

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Telecommunication Services - continued
Windstream Corp., Senior Notes	7.750%	10/1/21	8,290,000	$8,559,425

Total Diversified Telecommunication Services				258,823,030

Wireless Telecommunication Services - 0.8%
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	6,430,000	7,313,906
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	8,180,000	8,794,915
Cellco Partnership/Verizon Wireless Capital LLC, Senior Notes	8.500%	11/15/18	18,045,000	23,124,415
Rogers Cable Inc., Senior Secured Second Priority Notes	6.750%	3/15/15	130,000	140,980
Rogers Communications Inc., Senior Notes	6.800%	8/15/18	80,000	95,548
Rogers Wireless Inc., Secured Notes	6.375%	3/1/14	1,850,000	1,893,749
SoftBank Corp., Senior Notes	4.500%	4/15/20	10,660,000	10,244,260	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	1,950,000	1,740,375
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	2,231,000	2,267,254
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	13,050,000	15,301,125	(a)
Sprint Corp., Senior Notes	7.875%	9/15/23	4,690,000	4,783,800	(a)

Total Wireless Telecommunication Services				75,700,327

TOTAL TELECOMMUNICATION SERVICES				334,523,357
UTILITIES - 1.6%
Electric Utilities - 0.9%
Duke Energy Carolinas LLC, Secured Bonds	5.300%	2/15/40	3,000,000	3,283,785
Duke Energy Progress Inc., Secured Bonds	2.800%	5/15/22	400,000	384,596
Exelon Corp., Bonds	5.625%	6/15/35	426,000	427,186
FirstEnergy Corp., Notes	7.375%	11/15/31	35,436,000	35,796,419
FirstEnergy Corp., Senior Notes	2.750%	3/15/18	4,290,000	4,172,304
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	18,500,000	16,918,768
MidAmerican Energy Holdings Co., Bonds	6.125%	4/1/36	160,000	178,992
MidAmerican Energy Holdings Co., Senior Bonds	6.500%	9/15/37	2,025,000	2,391,849
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	90,000	100,129
Pacific Gas & Electric Co., Senior Notes	8.250%	10/15/18	2,980,000	3,805,174
Pacific Gas & Electric Co., Senior Notes	5.800%	3/1/37	10,590,000	11,486,348
Progress Energy Inc., Senior Notes	4.400%	1/15/21	5,200,000	5,499,301
Progress Energy Inc., Senior Notes	6.000%	12/1/39	7,000,000	7,803,894

Total Electric Utilities				92,248,745

Gas Utilities - 0.1%
Southern Natural Gas Co., Senior Notes	5.900%	4/1/17	50,000	56,841	(a)
Southern Natural Gas Co., Senior Notes	8.000%	3/1/32	9,413,000	12,151,505

Total Gas Utilities				12,208,346

Independent Power Producers & Energy Traders - 0.4%
AES Corp., Senior Notes	7.750%	10/15/15	2,756,000	3,059,160
AES Corp., Senior Notes	8.000%	6/1/20	2,079,000	2,370,060
Calpine Corp., Senior Secured Notes	7.500%	2/15/21	9,258,000	9,836,625	(a)
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	1,719,000	1,809,248	(a)
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., Senior Secured Notes	10.000%	12/1/20	17,383,000	18,317,336

Total Independent Power Producers & Energy Traders				35,392,429

Multi-Utilities - 0.2%
Dominion Resources Inc., Senior Notes	5.600%	11/15/16	11,983,000	13,428,965
Dominion Resources Inc., Senior Notes	8.875%	1/15/19	180,000	232,937
Dominion Resources Inc., Senior Notes	7.000%	6/15/38	3,600,000	4,541,144

Total Multi-Utilities				18,203,046

TOTAL UTILITIES				158,052,566

TOTAL CORPORATE BONDS & NOTES (Cost - $3,366,372,896)				3,478,766,152

ASSET-BACKED SECURITIES - 4.4%
ACE Securities Corp., 2006-GP1 A	0.439%	2/25/31	89,615	81,511	(b)
AFC Home Equity Loan Trust, 2002-2 2A	0.879%	6/25/30	247,120	205,248	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - continued
Ameriquest Mortgage Securities Inc., 2003-1 M1	1.529%	2/25/33	1,052,226	$970,858	(b)
Ameriquest Mortgage Securities Inc., 2004-R2 A1A	0.869%	4/25/34	134,587	126,460	(b)
Argent Securities Inc., 2005-W5 A2D	0.499%	1/25/36	17,297,757	12,644,470	(b)
Asset-Backed Securities Corp. Home Equity, 2003-HE7 M1	1.157%	12/15/33	136,123	124,700	(b)
Avis Budget Rental Car Funding AESOP II LLC, 2010-5A A	3.150%	3/20/17	7,410,000	7,714,344	(a)
Avis Budget Rental Car Funding AESOP II LLC, 2012-2A A	2.802%	5/20/18	8,955,000	9,257,921	(a)
Avis Budget Rental Car Funding AESOP II LLC, 2012-3A A	2.100%	3/20/19	5,900,000	5,884,040	(a)
Avis Budget Rental Car Funding AESOP LLC, 2013-1A A	1.920%	9/20/19	5,700,000	5,584,820	(a)
Avis Budget Rental Car Funding AESOP LLC, 2013-2A A	2.970%	2/20/20	2,870,000	2,929,839	(a)
Bear Stearns Asset-Backed Securities Trust, 2004-SD3 A3	0.749%	9/25/34	76,469	73,424	(b)
Bear Stearns Asset-Backed Securities Trust, 2005-CL1 A1	0.679%	9/25/34	4,187,581	3,742,642	(b)
Bear Stearns Asset-Backed Securities Trust, 2006-1 A	0.459%	2/25/36	436,085	429,770	(b)
Brazos Student Loan Finance Corp., 2009-1 AS	2.766%	12/27/39	6,700,000	7,517,011	(b)
CDC Mortgage Capital Trust, 2002-HE1 A	0.799%	1/25/33	274,032	261,608	(b)
CDC Mortgage Capital Trust, 2004-HE3 M1	1.094%	11/25/34	177,422	166,248	(b)
CIT Group Home Equity Loan Trust, 2003-1 A4	3.930%	3/20/32	743,542	757,811
Contimortgage Home Equity Trust, 1997-4 B1F	7.330%	10/15/28	439,967	452,981
Countrywide Asset-Backed Certificates, 2002-BC1	0.839%	4/25/32	94,736	61,288	(b)
Countrywide Asset-Backed Certificates, 2003-1	0.859%	6/25/33	129,669	122,930	(b)
Countrywide Asset-Backed Certificates, 2003-BC3 A2	0.799%	9/25/33	470,971	433,729	(b)
Countrywide Asset-Backed Certificates, 2004-15	4.614%	12/25/32	1,552,082	1,524,524	(b)
Countrywide Asset-Backed Certificates, 2006-SD4 A1	0.519%	12/25/36	147,233	81,728	(a)(b)
Countrywide Asset-Backed Certificates, 2007-SD1 A1	0.629%	3/25/47	483,640	256,597	(a)(b)
Countrywide Home Equity Loan Trust, 2004-I A	0.472%	2/15/34	201,212	167,188	(b)
Countrywide Home Equity Loan Trust, 2006-E 2A	0.322%	7/15/36	151,333	119,691	(b)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B	0.332%	11/15/36	1,298,515	1,029,005	(b)
Countrywide Home Equity Loan Trust, 2006-I 2A	0.322%	1/15/37	15,958,442	13,813,883	(b)
Countrywide Home Equity Loan Trust, 2007-B A	0.332%	2/15/37	14,481,683	12,608,868	(b)
Education Funding Capital Trust, 2004-1 A4	1.694%	6/15/43	4,600,000	4,547,077	(b)
EFS Volunteer No. 2 LLC, 2012-1 A2	1.534%	3/25/36	200,000	201,382	(a)(b)
EFS Volunteer No. 3 LLC, 2012-1 A3	1.184%	4/25/33	6,650,000	6,511,188	(a)(b)
EMC Mortgage Loan Trust, 2002-B A1	0.829%	2/25/41	247,355	223,172	(a)(b)
Fairbanks Capital Mortgage Loan Trust, 1999-1 A	1.379%	5/25/28	280,473	257,347	(a)(b)
GMAC Mortgage Corp. Loan Trust, 2004-HE3 A2VN	0.419%	10/25/34	22,885,412	19,142,679	(a)(b)
GMAC Mortgage Corp. Loan Trust, 2006-HE1 A	0.389%	11/25/36	133,497	102,527	(b)
Green Tree Financial Corp., 1992-2 B	9.150%	1/15/18	9,749	1,500
Green Tree Financial Corp., 1993-2	8.000%	7/15/18	35,870	36,084
Green Tree Financial Corp., 1996-5 B1	8.100%	7/15/26	558,923	32,537	(b)
Green Tree Home Improvement Loan Trust, 1996-A	7.400%	2/15/26	53,192	52,893
Greenpoint Manufactured Housing, 1999-2 A2	2.949%	3/18/29	7,250,000	6,232,627	(b)
Greenpoint Manufactured Housing, 1999-3 2A2	3.584%	6/19/29	3,150,000	2,632,490	(b)
Greenpoint Manufactured Housing, 1999-4 A2	3.684%	2/20/30	3,025,000	2,514,897	(b)
Greenpoint Manufactured Housing, 2001-2 IA2	3.685%	2/20/32	4,550,000	4,052,953	(b)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.685%	3/13/32	7,050,000	6,152,584	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - continued
Greenpoint Mortgage Funding Trust, 2005-HE1	0.779%	9/25/34	205,413	$204,705	(b)
GSAA Home Equity Trust, 2005-6 A3	0.549%	6/25/35	9,435,228	8,654,000	(b)
GSAA Home Equity Trust, 2007-6 A4	0.479%	5/25/47	19,171,497	12,941,125	(b)
GSAMP Trust, 2006-S4 A1	0.269%	5/25/36	130,339	26,035	(b)
GSRPM Mortgage Loan Trust, 2007-1 A	0.579%	10/25/46	11,254,531	7,982,141	(a)(b)
Hertz Vehicle Financing LLC, 2009-2A A2	5.290%	3/25/16	5,500,000	5,796,763	(a)
Hertz Vehicle Financing LLC, 2013-1A A2	1.830%	8/25/19	9,350,000	9,140,775	(a)
Indymac Home Equity Loan Asset-Backed Trust, 2001-A	0.439%	3/25/31	52,508	42,213	(b)
Indymac Seconds Asset Backed Trust, 2006-A A	0.439%	6/25/36	447,574	99,133	(b)
Keycorp Student Loan Trust, 2003-A 1A2	0.526%	10/25/32	3,173,160	3,129,887	(b)
Lehman XS Trust, 2005-5N 3A1A	0.479%	11/25/35	4,691,543	3,947,173	(b)
Lehman XS Trust, 2006-4N A2A	0.399%	4/25/46	4,039,712	2,864,463	(b)
Long Beach Mortgage Loan Trust, 2004-6 A3	1.479%	11/25/34	11,972,543	11,853,931	(b)
Long Beach Mortgage Loan Trust, 2006-8 2A4	0.419%	9/25/36	5,872,451	2,502,868	(b)
Long Beach Mortgage Loan Trust, 2006-9 2A3	0.339%	10/25/36	5,145,252	2,195,643	(b)
Morgan Stanley ABS Capital I, 2003-HE3 M1	1.199%	10/25/33	936,059	852,973	(b)
Morgan Stanley Mortgage Loan Trust, 2006-4SL A1	0.479%	3/25/36	194,919	81,395	(b)
Nelnet Student Loan Corp., 2004-2A A5B	1.090%	2/25/39	400,000	369,267	(b)
Nelnet Student Loan Trust, 2004-4 A5	0.426%	1/25/37	87,727	85,226	(b)
Northstar Education Finance Inc., 2007-1 A6	0.338%	1/29/46	12,175,000	10,920,549	(b)
Northstar Education Finance Inc., Student Loan Asset Backed Note	1.629%	1/29/46	6,475,000	5,808,017	(b)
Novastar Home Equity Loan, 2003-3 A2C	1.239%	12/25/33	109,593	100,493	(b)
Option One Mortgage Loan Trust, 2002-6 A2	0.979%	11/25/32	928,526	844,068	(b)
Option One Mortgage Loan Trust, 2003-1 A2	1.019%	2/25/33	57,983	52,207	(b)
Origen Manufactured Housing, 2006-A A2	2.493%	10/15/37	31,445,738	26,134,836	(b)
Origen Manufactured Housing, 2007-A A2	2.307%	4/15/37	16,064,511	13,294,564	(b)
Origen Manufactured Housing Contract Trust, 2005-B	5.990%	1/15/37	1,341,252	1,405,154
Origen Manufactured Housing Contract Trust, 2005-B	6.480%	1/15/37	1,405,554	1,505,257
Ownit Mortgage Loan Asset-Backed Certificates, 2004-1 M2	1.979%	7/25/35	10,341,240	9,397,632	(b)
Pegasus Aviation Lease Securitization, 2000-1 A2	8.370%	3/25/30	4,475,000	1,569,047	(a)
Pennsylvania Higher Education Assistance Agency, 2005-1 B1	2.410%	4/25/45	500,000	455,000	(b)
Provident Bank Home Equity Loan Trust, 2002-2 A2	0.719%	8/25/31	157,523	98,557	(b)
RAAC, 2007-RP2 M1	0.829%	2/25/46	10,000,000	3,982,430	(a)(b)
RAAC Series, 2006-RP4 A	0.469%	1/25/46	56,440	52,594	(a)(b)
RAAC Series, 2007-RP3 A	0.559%	10/25/46	6,609,032	5,092,140	(a)(b)
Renaissance Home Equity Loan Trust, 2003-1 A	1.039%	6/25/33	33,377	31,861	(b)
Renaissance Home Equity Loan Trust, 2003-3 A	0.679%	12/25/33	189,732	184,413	(b)
Renaissance Home Equity Loan Trust, 2003-4 A3	0.799%	3/25/34	9,784,479	8,936,928	(b)
Renaissance Home Equity Loan Trust, 2005-1	0.509%	5/25/35	1,414,146	1,209,626	(b)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	16,500,000	12,061,401
Residential Asset Mortgage Products Inc., 2003-RS4 AIIB	0.839%	5/25/33	458,475	381,001	(b)
Residential Asset Mortgage Products Inc., 2003-RS7 MII1	1.304%	8/25/33	3,159,749	2,559,394	(b)
Residential Asset Mortgage Products Inc., 2004-KR1 MI1	1.049%	4/25/34	22,656,442	19,937,669	(a)(b)(e)
Residential Asset Mortgage Products Inc., 2004-KR1 MI2	2.159%	4/25/34	8,385,111	2,680,720	(a)(b)(e)
Residential Asset Mortgage Products Inc., 2004-KR1 MII1	0.929%	4/25/34	18,311,678	15,564,926	(a)(b)(e)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - continued
Residential Asset Mortgage Products Inc., 2004-KR1 MII2	1.754%	4/25/34	10,572,957	$5,709,397	(a)(b)(e)
Residential Funding Mortgage Securities II, 2003-HS3	0.469%	8/25/33	46,806	41,641	(b)
Residential Funding Securities Corp., 2002-RP2 A1	1.679%	10/25/32	3,207,013	2,781,725	(a)(b)
SACO I Trust, 2006-3 A3	0.639%	4/25/36	1,082,472	848,885	(b)
SACO I Trust, 2006-5 1A	0.479%	4/25/36	95,460	73,509	(b)
SACO I Trust, 2006-6 A	0.439%	6/25/36	141,933	125,190	(b)
Saxon Asset Securities Trust, 2002-3 M1	1.304%	12/25/32	1,192,896	1,078,515	(b)
Saxon Asset Securities Trust, 2003-3 M1	1.154%	12/25/33	7,870,763	7,202,323	(b)
Saxon Asset Securities Trust, 2005-1 M1	0.869%	5/25/35	778,145	708,067	(b)
SLM Student Loan Trust, 2004-3 A5	0.436%	7/25/23	21,703,457	21,485,967	(b)
SLM Student Loan Trust, 2005-04 A3	0.386%	1/25/27	100,000	97,518	(b)
SLM Student Loan Trust, 2006-5 A5	0.376%	1/25/27	14,430,000	14,116,999	(b)
SLM Student Loan Trust, 2012-06 A3	0.929%	5/26/26	2,500,000	2,495,767	(b)
Soundview Home Loan Trust, 2006-EQ1 A3	0.339%	10/25/36	16,225,789	12,435,948	(b)
Southern Pacific Secured Assets Corp., 1998-2 A1	0.519%	7/25/29	8,652	7,535	(b)
Structured Asset Investment Loan Trust, 2005-HE1 M2	0.659%	7/25/35	8,514,970	6,202,440	(b)
Structured Asset Securities Corp., 2005-SC1 1A2	8.010%	5/25/31	419,824	369,487	(a)(b)
Structured Asset Securities Corp., 2006-ARS1 A1	0.399%	2/25/36	1,167,019	82,365	(a)(b)
UCFC Home Equity Loan, 1998-C	5.935%	1/15/30	524	526

TOTAL ASSET-BACKED SECURITIES (Cost - $420,725,183)				434,733,078

COLLATERALIZED MORTGAGE OBLIGATIONS - 14.4%
American Home Mortgage Assets, 2006-3 3A12	0.369%	10/25/46	11,114,021	8,028,046	(b)
Banc of America Commercial Mortgage Inc., 2006-1 AM	5.421%	9/10/45	3,669,000	3,930,126	(b)
Banc of America Commercial Mortgage Inc., 2006-2 AM	5.959%	5/10/45	540,000	595,739	(b)
Banc of America Commercial Mortgage Inc., 2006-5 AM	5.448%	9/10/47	1,600,000	1,690,670
Banc of America Commercial Mortgage Inc., 2008-1 A4	6.395%	2/10/51	2,600,000	2,976,067	(b)
Banc of America Funding Corp., 2003-1 A1	6.000%	5/20/33	66,306	69,716
Banc of America Funding Corp., 2004-B 3A2	3.201%	12/20/34	159,188	103,933	(b)
Banc of America Funding Corp., 2005-F 2A1	2.867%	9/20/35	10,960,432	8,064,028	(b)
Banc of America Mortgage Securities Inc., 2004-K 4A1	5.293%	12/25/34	101,018	98,770	(b)
BCAP LLC Trust, 2009-RR4 8A2	2.934%	9/26/35	4,484,693	2,978,186	(a)(b)
BCAP LLC Trust, 2010-RR06 4A13	2.934%	9/26/35	3,668,299	2,477,312	(a)(b)
Bear Stearns ARM Trust, 2005-12 11A1	2.758%	2/25/36	341,400	260,909	(b)
Bear Stearns Commercial Mortgage Securities Trust, 2007-PW16 AM	5.898%	6/11/40	2,795,000	3,143,919	(b)
Bear Stearns Commercial Mortgage Securities Trust, 2007-PW17 AM	5.915%	6/11/50	2,115,000	2,386,376	(b)
Bear Stearns Commercial Mortgage Securities Trust, 2007-PW18 AMA	6.087%	6/11/50	4,933,000	5,416,306	(b)
CD Commercial Mortgage Trust, 2006-CD2 AM	5.531%	1/15/46	2,500,000	2,645,953	(b)
Chevy Chase Mortgage Funding Corp., 2005-4A A1	0.379%	10/25/36	928,520	741,019	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2005-05	1.625%	8/25/35	136,580	100,535	(b)
Citigroup Mortgage Loan Trust Inc., 2005-10 1A1A	3.026%	12/25/35	196,731	144,139	(b)
Citigroup Mortgage Loan Trust Inc., 2005-HE2 A	0.579%	5/25/35	1,291,640	1,274,430	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2006-AR9 1A3	0.419%	11/25/36	37,346,000	30,198,274	(b)
Citigroup Mortgage Loan Trust Inc., 2006-AR9 1A4	0.419%	11/25/36	9,628,271	7,225,170	(b)
COBALT CMBS Commercial Mortgage Trust, 2007-C2 AMFX	5.526%	4/15/47	5,445,000	6,015,494	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
Commercial Mortgage Pass-Through Certificates, 2012-CR3 A3	2.822%	11/15/45	960,000	$906,759
Commercial Mortgage Pass-Through Certificates, 2013-WWP A2	3.424%	3/10/31	4,770,000	4,588,478	(a)
Commercial Mortgage Trust, 2013-CR10 A2	2.972%	8/10/46	1,050,000	1,084,824
Countrywide Alternative Loan Trust, 2003-20CB 1A1	5.500%	10/25/33	10,183,172	10,773,623
Countrywide Alternative Loan Trust, 2004-33 2A1	3.011%	12/25/34	27,827	27,524	(b)
Countrywide Alternative Loan Trust, 2005-44 1A1	0.509%	10/25/35	13,966,502	10,401,133	(b)
Countrywide Alternative Loan Trust, 2005-62 1A1	0.479%	12/25/35	10,538,811	8,187,476	(b)
Countrywide Alternative Loan Trust, 2006-0A01 2A1	0.390%	3/20/46	186,949	127,236	(b)
Countrywide Alternative Loan Trust, 2006-0A02 A5	0.410%	5/20/46	4,461,331	2,468,102	(b)
Countrywide Alternative Loan Trust, 2006-0A09 2A1B	0.380%	7/20/46	405,193	224,270	(b)
Countrywide Alternative Loan Trust, 2006-0A10 4A1	0.369%	8/25/46	446,958	296,177	(b)
Countrywide Alternative Loan Trust, 2006-0A17 1A1A	0.375%	12/20/46	1,929,008	1,285,229	(b)
Countrywide Alternative Loan Trust, 2006-0A18 A2	0.419%	12/25/46	158,170	41,109	(b)
Countrywide Home Loan Mortgage Pass Through Trust, 2006-HYB1 2A1	2.585%	3/20/36	110,366	96,513	(b)
Countrywide Home Loans, 2005-R3 AF	0.579%	9/25/35	4,229,685	3,684,728	(a)(b)
Countrywide Home Loans, 2006-0A5 1A1	0.379%	4/25/46	3,112,356	2,283,013	(b)
Countrywide Home Loans, 2006-R1 AF2	0.549%	1/25/36	6,840,971	5,967,454	(a)(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-R1 1AF1	0.539%	3/25/35	3,089,582	2,691,363	(a)(b)
Countrywide Home Loans Pass-Through Certificates, 2006-HYB3 2A1A	2.699%	5/20/36	546,726	445,276	(b)
Credit Suisse Commercial Mortgage Trust, 2007-C2 AM	5.615%	1/15/49	10,048,000	10,670,815	(b)
Credit Suisse Mortgage Capital Certificates, 2006-C5 A3	5.311%	12/15/39	6,386,050	6,970,284
Credit Suisse Mortgage Capital Certificates, 2007-C1 A3	5.383%	2/15/40	136,407	146,777
DBUBS Mortgage Trust, 2011-LC3A XA, IO	1.582%	8/10/44	774,728	28,645	(a)(b)
Deutsche Mortgage Securities Inc., 2004-4 7AR2	0.629%	6/25/34	122,518	110,414	(b)
Downey Savings & Loan Association Mortgage Loan Trust, 2004-AR1 A2A	1.001%	9/19/44	199,353	181,532	(b)
Extended Stay America Trust, 2013-ESH7 A27	2.958%	12/5/31	3,520,000	3,439,895	(a)
Federal Home Loan Mortgage Corp. (FHLMC), -4097 SG Remics IO	5.968%	8/15/32	2,237,137	458,571	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 2957 ZA, PAC	5.000%	3/15/35	24,563,453	26,985,802
Federal Home Loan Mortgage Corp. (FHLMC), 3242 SC, IO	6.108%	11/15/36	4,540,484	603,201	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3349 AS, IO	6.318%	7/15/37	2,064,452	273,831	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3368 AI, IO	5.848%	9/15/37	4,850,714	630,420	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3621 SB, IO	6.048%	1/15/40	10,178,966	1,281,786	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3639 EY	5.000%	2/15/30	11,624,946	12,707,484
Federal Home Loan Mortgage Corp. (FHLMC), 3641 Z	5.500%	2/15/36	38,775,790	42,547,512
Federal Home Loan Mortgage Corp. (FHLMC), 3768 MB PAC	4.000%	12/15/39	27,950,934	29,293,585
Federal Home Loan Mortgage Corp. (FHLMC), 3806 CZ	5.500%	7/15/34	29,572,861	32,365,988

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
Federal Home Loan Mortgage Corp. (FHLMC), 3947 SG, IO	5.768%	10/15/41	26,500,334	$5,035,063	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3997 SK, IO, PAC-1	6.418%	11/15/41	14,429,590	2,610,620	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4054 SA, IO	5.868%	8/15/39	11,185,844	1,684,363	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4057 BS, IO	5.868%	9/15/39	10,543,903	1,946,191	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4057 SA, IO	5.868%	4/15/39	20,988,143	3,895,924	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4060 JS, IO	5.818%	6/15/42	7,461,786	1,662,561	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4063 S, IO	5.768%	6/15/42	3,718,664	933,106	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4068 DS, IO	5.818%	6/15/42	21,134,710	4,420,213	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4068 TS, IO	5.818%	6/15/42	11,130,423	2,346,317	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4073 SB, IO	5.818%	7/15/42	16,109,621	3,331,523	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4076 SW, IO	5.868%	7/15/42	2,537,136	534,314	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4092 AI, IO	3.000%	9/15/31	10,859,953	1,500,875
Federal Home Loan Mortgage Corp. (FHLMC), 4097 ES, IO	5.918%	8/15/42	13,733,431	3,373,796	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4097 ST, IO	5.868%	8/15/42	3,695,750	794,706	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4102 MS, IO	6.418%	9/15/42	14,825,825	3,387,057	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4114 SC, IO	5.918%	10/15/42	8,852,101	2,278,478	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4116 AS, IO	5.968%	10/15/42	13,545,157	2,851,979	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4116 LS, IO	6.018%	10/15/42	8,480,596	1,856,448	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4119 IN, IO	3.500%	10/15/32	10,431,626	2,028,931
Federal Home Loan Mortgage Corp. (FHLMC), 4120 SV, IO	5.968%	10/15/42	7,849,655	1,690,930	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SE, IO	5.968%	11/15/42	2,943,559	647,002	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SG, IO	5.968%	11/15/42	11,145,497	2,544,358	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SJ, IO	5.968%	11/15/42	2,814,935	654,832	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SQ, IO	5.968%	11/15/42	4,700,327	1,142,511	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4147 CS, IO	5.918%	12/15/42	7,198,030	1,806,809	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4150 SP, IO	5.968%	1/15/43	12,469,135	2,486,251	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4174 SA, IO	6.018%	5/15/39	29,839,885	6,337,177	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4199 CS, IO	5.968%	5/15/43	15,283,300	3,623,380	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4199 SB, IO	6.018%	5/15/40	11,255,065	2,368,921	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4203 PS, IO, PAC	6.068%	9/15/42	6,982,783	1,401,624	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
Federal Home Loan Mortgage Corp. (FHLMC), 4245 AS, IO	5.818%	8/15/43	41,418,881	$9,223,745	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	34,083,784	37,575,906
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, IO	1.836%	7/25/21	42,748,338	4,338,999	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K006 AX1, IO	1.207%	1/25/20	32,883,739	1,719,754	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K007 X1, IO	1.391%	4/25/20	111,603,838	6,612,974	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K008 X1, IO	1.824%	6/25/20	111,942,592	9,343,736	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K009 X1, IO	1.663%	8/25/20	34,802,375	2,633,461	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K016 X1, IO	1.734%	10/25/21	27,757,886	2,741,230	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K017 X1, IO	1.597%	12/25/21	22,295,790	2,003,923	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K024 X1, IO	1.025%	9/25/22	19,120,020	1,177,392	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K702 X1, IO	1.712%	2/25/18	2,722,416	158,434	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K703 X1, IO	2.250%	5/25/18	59,651,807	4,922,586	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KAIV X1, IO	1.384%	6/25/21	40,583,344	3,110,632	(b)
Federal National Mortgage Association (FNMA), 2006-104 IC, IO	6.421%	11/25/36	11,449,839	2,561,632	(b)
Federal National Mortgage Association (FNMA), 2010-027 AS, IO	6.301%	4/25/40	8,425,399	1,362,370	(b)
Federal National Mortgage Association (FNMA), 2010-075 PU PAC	4.500%	4/25/39	22,620,355	23,453,508
Federal National Mortgage Association (FNMA), 2010-100 CS, IO	6.471%	9/25/40	7,997,252	1,172,847	(b)
Federal National Mortgage Association (FNMA), 2010-123 PM, PAC	4.000%	7/25/40	19,331,985	20,382,311
Federal National Mortgage Association (FNMA), 2010-142 SM, IO	6.351%	12/25/40	1,256,982	141,505	(b)
Federal National Mortgage Association (FNMA), 2010-150 SN, IO	6.351%	1/25/41	10,734,389	1,493,771	(b)
Federal National Mortgage Association (FNMA), 2011-059 NZ	5.500%	7/25/41	905,130	1,012,360
Federal National Mortgage Association (FNMA), 2011-059 SW, IO	6.461%	7/25/41	6,336,299	1,073,564	(b)
Federal National Mortgage Association (FNMA), 2011-063 SW, IO	6.501%	7/25/41	10,235,545	1,329,213	(b)
Federal National Mortgage Association (FNMA), 2011-087 SJ, IO	5.771%	9/25/41	31,332,164	4,190,558	(b)
Federal National Mortgage Association (FNMA), 2011-099 KS, IO	6.521%	10/25/26	4,629,929	702,338	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
Federal National Mortgage Association (FNMA), 2011-117 LS, IO	6.421%	10/25/40	4,981,729	$1,138,161	(b)
Federal National Mortgage Association (FNMA), 2012-017 WS, IO	6.371%	7/25/39	6,697,255	1,382,009	(b)
Federal National Mortgage Association (FNMA), 2012-028 B	6.500%	6/25/39	11,773,982	13,157,554
Federal National Mortgage Association (FNMA), 2012-046 BA	6.000%	5/25/42	16,957,760	18,719,502
Federal National Mortgage Association (FNMA), 2012-051 B	7.000%	5/25/42	35,737,977	40,161,660
Federal National Mortgage Association (FNMA), 2012-063 DS, IO	6.371%	3/25/39	6,137,793	1,258,462	(b)
Federal National Mortgage Association (FNMA), 2012-070 IW, IO	3.000%	2/25/27	3,550,157	458,274
Federal National Mortgage Association (FNMA), 2012-070 YS, IO	6.471%	2/25/41	4,816,290	868,255	(b)
Federal National Mortgage Association (FNMA), 2012-074 AI, IO	3.000%	7/25/27	13,086,469	1,648,022
Federal National Mortgage Association (FNMA), 2012-074 OA, PO	0.000%	3/25/42	1,435,323	1,364,910
Federal National Mortgage Association (FNMA), 2012-074 SA, IO	6.471%	3/25/42	15,339,224	2,647,769	(b)
Federal National Mortgage Association (FNMA), 2012-075 AO, PO	0.000%	3/25/42	911,118	866,421
Federal National Mortgage Association (FNMA), 2012-075 DS, IO	5.771%	7/25/42	26,953,407	5,565,744	(b)
Federal National Mortgage Association (FNMA), 2012-075 NS, IO	6.421%	7/25/42	81,411	19,471	(b)
Federal National Mortgage Association (FNMA), 2012-083 YS, IO	5.221%	8/25/42	3,543,692	546,353	(b)
Federal National Mortgage Association (FNMA), 2012-089 AS, IO	5.871%	5/25/39	465,109	87,291	(b)
Federal National Mortgage Association (FNMA), 2012-093 IB, IO	3.000%	9/25/27	10,454,547	1,374,061
Federal National Mortgage Association (FNMA), 2012-093 SG, IO	5.921%	9/25/42	6,051,811	1,232,501	(b)
Federal National Mortgage Association (FNMA), 2012-093 SM, IO	5.921%	9/25/42	5,136,710	1,108,569	(b)
Federal National Mortgage Association (FNMA), 2012-093 UI, IO	3.000%	9/25/27	1,841,701	239,598
Federal National Mortgage Association (FNMA), 2012-098 SA, IO	5.871%	5/25/39	7,983,666	1,456,537	(b)
Federal National Mortgage Association (FNMA), 2012-111 JS, IO	5.921%	7/25/40	12,157,862	2,580,058	(b)
Federal National Mortgage Association (FNMA), 2012-111 SB, IO	6.421%	10/25/42	11,225,150	2,753,933	(b)
Federal National Mortgage Association (FNMA), 2012-120 ES, IO	6.021%	11/25/39	24,787,111	5,054,575	(b)
Federal National Mortgage Association (FNMA), 2012-124 SE, IO	5.971%	11/25/42	6,964,375	1,495,966	(b)
Federal National Mortgage Association (FNMA), 2012-128 SL, IO	5.971%	11/25/42	5,428,589	1,357,152	(b)
Federal National Mortgage Association (FNMA), 2012-128 SQ, IO	5.971%	11/25/42	8,152,836	1,879,981	(b)
Federal National Mortgage Association (FNMA), 2012-133 CS, IO	5.971%	12/25/42	9,288,072	2,162,007	(b)
Federal National Mortgage Association (FNMA), 2012-133 GS, IO	5.971%	12/25/42	13,247,561	2,789,091	(b)
Federal National Mortgage Association (FNMA), 2012-133 SA, IO	5.971%	12/25/42	2,915,868	708,875	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
Federal National Mortgage Association (FNMA), 2012-134 MS, IO	5.971%	12/25/42	7,938,762	$1,897,816	(b)
Federal National Mortgage Association (FNMA), 2012-134 SC, IO	5.971%	12/25/42	11,013,555	2,345,726	(b)
Federal National Mortgage Association (FNMA), 2012-134 SK, IO	5.971%	12/25/42	6,666,587	1,512,423	(b)
Federal National Mortgage Association (FNMA), 2012-139 DI, IO	3.000%	12/25/27	14,591,500	1,977,376
Federal National Mortgage Association (FNMA), 2012-139 NS, IO	6.521%	12/25/42	17,694,045	4,347,001	(b)
Federal National Mortgage Association (FNMA), 2012-148 LS, IO	6.021%	1/25/43	18,266,904	3,244,860	(b)
Federal National Mortgage Association (FNMA), 2013-009 BC	6.500%	7/25/42	29,821,017	33,544,559
Federal National Mortgage Association (FNMA), 2013-009 CB	5.500%	4/25/42	59,764,892	65,901,969
Federal National Mortgage Association (FNMA), 2013-009 SA, IO	5.971%	3/25/42	18,777,559	2,938,735	(b)
Federal National Mortgage Association (FNMA), 2013-009 SG, IO	6.021%	3/25/39	5,459,027	1,202,683	(b)
Federal National Mortgage Association (FNMA), 2013-019 SK, IO	5.971%	3/25/43	6,126,557	1,526,579	(b)
Federal National Mortgage Association (FNMA), 2013-026 HI, IO	3.000%	4/25/32	12,846,100	1,827,205
Federal National Mortgage Association (FNMA), 2013-070 JZ	3.000%	7/25/43	15,784,628	11,224,875
Federal National Mortgage Association (FNMA), 384 14, IO	5.500%	1/25/40	3,612,790	586,141
Federal National Mortgage Association (FNMA), 390 C3, IO	6.000%	7/25/38	6,071,140	953,013
Federal National Mortgage Association (FNMA), 407 22, IO	5.000%	1/25/39	2,276,332	384,028
Federal National Mortgage Association (FNMA), 407 23, IO	5.000%	1/25/39	1,186,918	200,752	(b)
Federal National Mortgage Association (FNMA), 407 27, IO	5.500%	1/25/39	1,101,794	160,413	(b)
Federal National Mortgage Association (FNMA), 407 34, IO	5.000%	1/25/38	1,331,164	221,238
Federal National Mortgage Association (FNMA), 407 41, IO	6.000%	1/25/38	6,989,856	1,031,591
Federal National Mortgage Association (FNMA), 409 C01, IO	3.000%	11/25/26	16,690,046	1,862,128
Federal National Mortgage Association (FNMA), 409 C02, IO	3.000%	4/25/27	446,017	52,622
Federal National Mortgage Association (FNMA), 409 C15, IO	4.000%	11/25/39	1,836,653	305,344
Federal National Mortgage Association (FNMA), 409 C18, IO	4.000%	4/25/42	8,099,140	1,151,863
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	13,509,184	1,511,197
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	6,432,617	762,236
First Horizon Alternative Mortgage Securities, 2006-FA8 1A8	0.549%	2/25/37	185,489	115,994	(b)
Government National Mortgage Association (GNMA), 2006-016 GS, IO	6.810%	4/20/36	2,173,627	322,802	(b)
Government National Mortgage Association (GNMA), 2009-106 SC, IO, PAC	6.170%	11/20/39	5,988,549	766,907	(b)
Government National Mortgage Association (GNMA), 2010-031 GS, IO, PAC	6.320%	3/20/39	4,206,029	628,615	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
Government National Mortgage Association (GNMA), 2010-042 BS, IO	6.300%	4/20/40	2,055,123	$372,245	(b)
Government National Mortgage Association (GNMA), 2010-042 PC, PAC	5.000%	7/20/39	7,100,000	7,935,223
Government National Mortgage Association (GNMA), 2010-047 XN, IO	6.368%	4/16/34	2,249,203	126,526	(b)
Government National Mortgage Association (GNMA), 2010-059 PB, PAC	4.500%	7/20/39	14,600,000	15,898,174
Government National Mortgage Association (GNMA), 2010-076 SH, IO	6.320%	5/20/40	2,669,129	485,693	(b)
Government National Mortgage Association (GNMA), 2010-085 HS, IO, PAC	6.470%	1/20/40	1,330,252	229,668	(b)
Government National Mortgage Association (GNMA), 2010-086 PB, PAC	4.500%	10/20/39	40,000,000	43,247,160
Government National Mortgage Association (GNMA), 2010-101 NI, IO, PAC	5.000%	11/20/36	9,899,377	733,574
Government National Mortgage Association (GNMA), 2010-116 MH	5.000%	7/20/40	30,000,000	33,224,790
Government National Mortgage Association (GNMA), 2010-118, IO	1.328%	4/16/53	16,505,331	937,074	(b)
Government National Mortgage Association (GNMA), 2010-H10 FC	1.184%	5/20/60	1,181,390	1,192,995	(b)
Government National Mortgage Association (GNMA), 2010-H26 LF	0.536%	8/20/58	1,340,120	1,324,080	(b)
Government National Mortgage Association (GNMA), 2010-H27 FA	0.566%	12/20/60	534,789	526,931	(b)
Government National Mortgage Association (GNMA), 2010-H28 FE	0.586%	12/20/60	13,790,009	13,588,468	(b)
Government National Mortgage Association (GNMA), 2011-040 SA, IO	5.948%	2/16/36	11,440,394	1,445,025	(b)
Government National Mortgage Association (GNMA), 2011-135 D	5.000%	4/16/40	21,900,000	24,256,878
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	281,789	31,614
Government National Mortgage Association (GNMA), 2011-H06 FA	0.636%	2/20/61	2,199,098	2,174,510	(b)
Government National Mortgage Association (GNMA), 2011-H08 FG	0.666%	3/20/61	12,673,770	12,551,329	(b)
Government National Mortgage Association (GNMA), 2011-H09 AF	0.686%	3/20/61	10,192,657	10,102,258	(b)
Government National Mortgage Association (GNMA), 2012-066 CI, IO	3.500%	2/20/38	14,223,971	2,144,009
Government National Mortgage Association (GNMA), 2012-081 AI, IO	3.500%	4/20/27	10,370,646	1,090,333
Government National Mortgage Association (GNMA), 2012-098 SA, IO	5.918%	8/16/42	11,323,438	1,652,536	(b)
GreenPoint Mortgage Funding Trust, 2005-AR4 1A2A	0.499%	10/25/45	4,558,926	3,013,054	(b)
Greenpoint Mortgage Funding Trust, 2006-AR3 3A1	0.409%	4/25/36	2,381,379	1,377,297	(b)
Greenwich Capital Commercial Funding Corp., 2006-GG7 AM	6.056%	7/10/38	3,065,000	3,350,578	(b)
GS Mortgage Securities Corp. II, 2011-GC5 X4, IO	1.899%	8/10/44	301,937	22,648	(a)(b)
GS Mortgage Securities Trust, 2012-ALOH A	3.551%	4/10/34	1,900,000	1,881,517	(a)
GS Mortgage Securities Trust, 2013-GC13 A5	4.176%	7/10/46	2,840,000	2,940,533	(b)

GS Mortgage Securities Trust, 2013-GC14 A5	4.243%	8/10/46	1,510,000	1,567,889
GSMPS Mortgage Loan Trust, 2005-RP2 1AF	0.529%	3/25/35	12,118,470	10,262,357	(a)(b)
GSMPS Mortgage Loan Trust, 2005-RP3 1AF	0.529%	9/25/35	26,229,939	21,749,184	(a)(b)
GSR Mortgage Loan Trust, 2005-AR7 1A1	2.788%	11/25/35	1,739,065	1,560,657	(b)
Harborview Mortgage Loan Trust, 2005-3	0.421%	6/19/35	9,786,176	7,932,469	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
Harborview Mortgage Loan Trust, 2005-7 1A1	2.804%	6/19/45	4,063,041	$2,480,730	(b)
Harborview Mortgage Loan Trust, 2006-02	2.786%	2/25/36	2,441,993	1,883,433	(b)
Harborview Mortgage Loan Trust, 2006-07 2A1A	0.381%	9/19/46	2,732,880	1,990,288	(b)
Harborview Mortgage Loan Trust, 2006-13 A	0.361%	11/19/46	438,720	294,789	(b)
Harborview Mortgage Loan Trust, 2007-4 2A1	0.401%	7/19/47	560,410	468,240	(b)
IMPAC CMB Trust, 2003-4 1A1	0.819%	10/25/33	50,028	48,722	(b)
IMPAC CMB Trust, 2005-7 A1	0.439%	11/25/35	6,922,299	5,226,335	(b)
IMPAC CMB Trust, 2007-A A	0.429%	5/25/37	12,305,673	12,116,436	(b)
IMPAC Secured Assets Corp., 2005-1 5A1	0.449%	7/25/35	40,895	24,577	(b)
IMPAC Secured Assets Corp., 2006-2 2A1	0.529%	8/25/36	1,839,207	1,768,615	(b)
Indymac Index Mortgage Loan Trust, 2004-AR02 2A1	0.799%	6/25/34	18,316	16,679	(b)
Indymac Index Mortgage Loan Trust, 2005-AR1 1A1	2.545%	3/25/35	194,636	184,225	(b)
Indymac Index Mortgage Loan Trust, 2006-AR06 2A1A	0.379%	6/25/47	396,602	290,217	(b)
Indymac Index Mortgage Loan Trust, 2006-AR15 A1	0.299%	7/25/36	141,941	104,266	(b)
Indymac Index Mortgage Loan Trust, 2006-AR2 1A1B	0.389%	4/25/46	10,118,018	7,807,134	(b)
Indymac Index Mortgage Loan Trust, 2007-AR15 2A1	4.548%	8/25/37	470,628	387,779	(b)
Indymac INDX Mortgage Loan Trust, 2005-AR09 1A1	2.447%	7/25/35	84,052	62,156	(b)
Indymac INDX Mortgage Loan Trust, 2005-AR13	2.472%	8/25/35	385,776	290,432	(b)
JPMorgan Chase Commercial Mortgage Securities Corp., 2006-LDP8 AM	5.440%	5/15/45	4,464,000	4,896,030
JPMorgan Chase Commercial Mortgage Securities Corp., 2006-LDP9 A3	5.336%	5/15/47	24,000,000	26,389,056
JPMorgan Chase Commercial Mortgage Securities Corp., 2007-CB20 AM	6.078%	2/12/51	4,115,000	4,631,342	(b)
JPMorgan Chase Commercial Mortgage Securities Corp., 2007-CB20 AMFX	5.930%	2/12/51	1,550,000	1,728,376	(b)
JPMorgan Chase Commercial Mortgage Securities Corp., 2011-C5 A3	4.171%	8/15/46	558,000	587,661
La Hipotecaria SA, 2007-1GA A	5.273%	12/23/36	217,351	214,905	(a)(b)(e)
LB Commercial Conduit Mortgage Trust, 2007-C3 AM	6.081%	7/15/44	2,870,000	3,193,684	(b)
LB-UBS Commercial Mortgage Trust, 2001-C3 X, IO, STRIPS	0.845%	6/15/36	1,160,433	3,901	(a)(b)(f)
LB-UBS Commercial Mortgage Trust, 2007-C2 A3	5.430%	2/15/40	1,659,972	1,826,034
LB-UBS Commercial Mortgage Trust, 2007-C7 AM	6.425%	9/15/45	4,896,000	5,531,946	(b)
Luminent Mortgage Trust, 2006-4 A1A	0.369%	5/25/46	341,686	229,434	(b)
Luminent Mortgage Trust, 2006-7 2A1	0.349%	12/25/36	3,055,226	2,173,369	(b)
MASTR Adjustable Rate Mortgages Trust, 2004-15 1A1	3.352%	12/25/34	19,039	18,588	(b)
MASTR Adjustable Rate Mortgages Trust, 2004-6 5A1	2.891%	7/25/34	618,419	606,839	(b)
MASTR Adjustable Rate Mortgages Trust, 2005-1 7A1	2.661%	2/25/35	564,178	540,108	(b)
MASTR Adjustable Rate Mortgages Trust, 2006-0A1 1A1	0.389%	4/25/46	333,176	235,789	(b)
MASTR Adjustable Rate Mortgages Trust, 2006-2 3A1	2.827%	1/25/36	1,135,770	1,067,739	(b)
MASTR ARM Trust, 2004-4 3A1	2.279%	5/25/34	1,008,060	996,965	(b)
MASTR Reperforming Loan Trust, 2005-1 1A1	6.000%	8/25/34	2,791,327	2,871,874	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	4,326,877	4,480,264	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F	0.529%	5/25/35	4,488,081	3,797,397	(a)(b)
MASTR Reperforming Loan Trust, 2006-1 1A1F	0.539%	7/25/35	3,110,073	2,635,999	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
Merrill Lynch Mortgage Investors Inc., 2005-A2 A4	2.534%	2/25/35	6,740	$6,737	(b)
Merrill Lynch Mortgage Trust, 2007-C1 A4	6.045%	6/12/50	3,110,000	3,486,388	(b)
Merrill Lynch/Countrywide Commercial Mortgage Trust, 2006-4 AM	5.204%	12/12/49	2,166,000	2,358,763	(b)
Merrill Lynch/Countrywide Commercial Mortgage Trust, 2007-8 A3	6.093%	8/12/49	920,000	1,037,690	(b)
MLCC Mortgage Investors Inc., 2003-B A1	0.859%	4/25/28	1,269,501	1,247,851	(b)
MLCC Mortgage Investors Inc., 2006-1 1A	2.497%	2/25/36	379,370	349,463	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C5 XA, IO	2.050%	8/15/45	30,233,194	2,985,891	(a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C6 AS	3.476%	11/15/45	2,740,000	2,637,864
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C07 A4	2.918%	2/15/46	4,080,000	3,858,627
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C07 AS	3.214%	2/15/46	4,333,000	4,064,055
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C09 AS	3.456%	5/15/46	4,940,000	4,705,424
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C10 A4	4.219%	7/15/46	110,000	113,694	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C11 A2	3.085%	8/15/46	2,240,000	2,325,651
Morgan Stanley Capital I, 2007-IQ14 A4	5.692%	4/15/49	11,080,000	12,310,190	(b)
Morgan Stanley Capital I Inc., 2007-IQ15 A4	6.107%	6/11/49	160,000	179,231	(b)
Morgan Stanley Mortgage Loan Trust, 2004-05AR 2A	2.728%	7/25/34	85,247	83,752	(b)
Morgan Stanley Mortgage Loan Trust, 2004-08AR 4A1	2.493%	10/25/34	6,422	6,220	(b)
Morgan Stanley Mortgage Loan Trust, 2004-10AR 4A	2.662%	11/25/34	2,857,878	2,829,745	(b)
Morgan Stanley Mortgage Loan Trust, 2005-03AR 2A2	2.489%	7/25/35	4,740,033	3,965,057	(b)
Morgan Stanley Mortgage Loan Trust, 2006-06AR 3A1	2.585%	5/25/36	6,196,430	4,044,329	(b)
Mortgage IT Trust, 2005-2 1A1	0.439%	5/25/35	63,740	61,293	(b)
Mortgage IT Trust, 2005-3 A1	0.479%	8/25/35	122,163	114,219	(b)
Nomura Asset Acceptance Corp., 2005-AP2 A5	4.976%	5/25/35	306,054	282,873
Prime Mortgage Trust, 2005-2 2A1	7.051%	10/25/32	397,861	426,867	(b)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	49,040,791	49,134,802	(a)
RBSGC Mortgage Pass-Through Certificates, 2007-B 1A4	0.629%	1/25/37	21,747,630	14,806,330	(b)
RBSSP Resecuritization Trust, 2010-3 4A1	3.179%	12/26/35	89,334	89,988	(a)(b)
Residential Accredit Loans Inc., 2005-QO3 A1	0.579%	10/25/45	1,555,248	1,106,870	(b)
Residential Accredit Loans Inc., 2006-QO1 3A1	0.449%	2/25/46	10,780,546	7,187,767	(b)
Residential Accredit Loans Inc., 2006-QO3 A1	0.389%	4/25/46	19,027,508	8,690,224	(b)
Residential Accredit Loans Inc., 2006-QO3 A2	0.439%	4/25/46	4,709,251	2,176,432	(b)
Residential Accredit Loans Inc., 2006-QO3 A3	0.509%	4/25/46	6,593,543	3,097,475	(b)
Residential Accredit Loans Inc., 2007-QS4 3A9	6.000%	3/25/37	6,018,692	4,668,573
Residential Asset Mortgage Products Inc., 2004-SL2 A4	8.500%	10/25/31	130,283	141,049
Residential Asset Mortgage Products Inc., 2004-SL4 A5	7.500%	7/25/32	1,089,278	1,067,714
Residential Asset Mortgage Products Inc., 2005-SL1 A7	8.000%	5/25/32	243,414	234,658
Residential Asset Securitization Trust, 2003-A14 A1	4.750%	2/25/19	337,467	345,970
Residential Asset Securitization Trust, PAC, 2004-A2 1A3	0.579%	5/25/34	42,815	40,870	(b)
Sequoia Mortgage Trust, 2007-3 1A1	0.380%	7/20/36	391,992	350,909	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
Structured ARM Loan Trust, 2004-08 1A1	2.487%	7/25/34	4,005	$3,920	(b)
Structured ARM Loan Trust, 2004-09XS A	0.549%	7/25/34	105,890	100,385	(b)
Structured ARM Loan Trust, 2004-16 2A	2.510%	11/25/34	12,490,985	11,956,271	(b)
Structured ARM Loan Trust, 2004-16 5A2	5.070%	11/25/34	13,289,089	13,142,232	(b)
Structured ARM Loan Trust, 2005-19XS 2A1	0.479%	10/25/35	1,013,962	932,033	(b)
Structured Asset Mortgage Investments Inc., 2003-AR1 A1	0.921%	10/19/33	398,001	376,336	(b)
Structured Asset Mortgage Investments Inc., 2006-AR3 11A1	0.389%	4/25/36	3,114,408	2,152,532	(b)
Structured Asset Mortgage Investments Inc., 2006-AR6 1A1	0.359%	7/25/46	286,699	208,482	(b)
Structured Asset Securities Corp., 2002-9 A2	0.479%	10/25/27	68,560	67,868	(b)
Structured Asset Securities Corp., 2005-RF1 A	0.529%	3/25/35	81,552	66,084	(a)(b)
Thornburg Mortgage Securities Trust, 2004-01	1.709%	3/25/44	26,953	26,525	(b)
Thornburg Mortgage Securities Trust, 2004-03 A	0.919%	9/25/44	660,158	632,617	(b)
Thornburg Mortgage Securities Trust, 2007-4 2A1	6.091%	9/25/37	13,959,999	13,687,723	(b)
Thornburg Mortgage Securities Trust, 2007-4 3A1	6.098%	9/25/37	14,071,663	14,637,147	(b)
UBS Barclays Commercial Mortgage Trust, 2012-C4 AS	3.317%	12/10/45	3,400,000	3,198,132	(a)
VNO Mortgage Trust, 2012-6AVE A	2.996%	11/15/30	2,000,000	1,881,944	(a)
Voyager BRSTN Delaware Trust, 2009-1 UAU7, IO	0.430%	12/26/36	834,227	736,980	(a)(b)
Wachovia Bank Commercial Mortgage Trust, 2007-C30 AM	5.383%	12/15/43	4,299,000	4,576,681
Wachovia Bank Commercial Mortgage Trust, 2007-C31 A5	5.500%	4/15/47	5,200,000	5,784,241
Wachovia Bank Commercial Mortgage Trust, 2007-C34 A3	5.678%	5/15/46	100,000	112,182
WaMu Mortgage Pass-Through Certificates, 2002-AR19 A6	2.491%	2/25/33	90,689	89,287	(b)
WaMu Mortgage Pass-Through Certificates, 2003-AR9 1A7	2.428%	9/25/33	32,458	32,850	(b)
Washington Mutual Inc., 2005-AR15 A1A1	0.439%	11/25/45	11,129,992	9,930,635	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2004-AR13 A1A	0.548%	11/25/34	140,248	129,986	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR01 A1A	0.499%	1/25/45	1,473,729	1,356,134	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR06 2A1A	0.409%	4/25/45	6,277,104	5,758,810	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR08 1A1A	0.449%	7/25/45	5,917,274	5,390,429	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR11 A1A	0.499%	8/25/45	562,223	520,598	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR13 A1A1	0.469%	10/25/45	14,403,244	13,155,822	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A1	0.449%	12/25/45	15,222,024	13,969,647	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR10 1A1	2.382%	9/25/36	2,583,793	2,199,878	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-0A5 1A	0.903%	6/25/47	41,372	34,169	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-HY4 4A1	2.320%	9/25/36	450,466	372,485	(b)
Wells Fargo Alternative Loan Trust, 2007-PA2 2A1	0.609%	6/25/37	25,073,702	16,491,726	(b)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 A4	4.218%	7/15/46	2,100,000	2,173,662	(b)
Wells Fargo Mortgage Backed Securities Trust, 2004-Y 1A2	2.673%	11/25/34	127,636	125,671	(b)
Wells Fargo Mortgage Backed Securities Trust, 2005-AR4 2A2	2.719%	4/25/35	460,610	462,998	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
Wells Fargo Mortgage Loan Trust, 2010-RR4 2A1	3.078%	8/27/35	268,647	$273,528	(a)(b)
Wells Fargo Mortgage-Backed Securities Trust, 2006-AR8 2A3	2.680%	4/25/36	67,639	61,992	(b)
Wells Fargo Mortgage-Backed Securities Trust, 2006-AR8 3A2	2.708%	4/25/36	4,383,795	4,184,700	(b)
WF-RBS Commercial Mortgage Trust, 2011-C2 XA, IO	1.310%	2/15/44	953,724	39,230	(a)(b)
WF-RBS Commercial Mortgage Trust, 2012-C7 XA, IO	1.751%	6/15/45	216,110	21,440	(a)(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,454,402,674)				1,423,757,534

SENIOR LOANS - 3.8%
CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.1%
Schaeffler AG, USD Term Loan C	4.250%	1/27/17	6,294,821	6,307,411	(h)

Diversified Consumer Services - 0.1%
Laureate Education Inc., Extended Term Loan	5.250%	6/18/18	2,500,000	2,501,562	(h)
ServiceMaster Co., New Term Loan	4.250%	1/31/17	4,975,000	4,837,153	(h)

Total Diversified Consumer Services				7,338,715

Hotels, Restaurants & Leisure - 0.5%
Aramark Corp., USD Term Loan D	4.000%	9/9/19	6,915,529	6,926,338	(h)
Caesars Entertainment Operating Co., Extended Term Loan B6	5.429%	1/26/18	6,187,510	5,590,675	(h)
Caesars Entertainment Operating Co., Term Loan B4	9.500%	10/31/16	1,462,121	1,457,096	(h)
CCM Merger Inc., New Term Loan B	5.000%	3/1/17	3,220,994	3,239,112	(h)
Dunkin Brands Inc., Term Loan B3	3.750%	2/14/20	10,128,431	10,092,982	(h)
Hilton Worldwide Finance LLC, USD Term Loan B2	—	9/23/20	5,310,000	5,298,939	(i)
Landry’s Inc., Term Loan B	4.750%	4/24/18	3,443,125	3,463,928	(h)
Las Vegas Sands LLC, Extended Delayed Draw Term Loan	2.680%	11/23/16	421,690	421,045	(h)
Las Vegas Sands LLC, Extended Term Loan B	2.680%	11/23/16	2,098,109	2,094,903	(h)
Oceania Cruises Inc., New Term Loan B	6.750%	6/29/20	3,000,000	3,000,000	(h)
Wendy’s International Inc., New Term Loan B	3.250%	5/15/19	8,170,000	8,139,363	(h)
Wendy’s International Inc., Term Loan B	3.250%	5/15/19	2,051,667	2,045,897	(h)

Total Hotels, Restaurants & Leisure				51,770,278

Media - 0.5%
Charter Communications Operating LLC, Term Loan E	3.000%	7/1/20	3,000,000	2,965,782	(h)
Charter Communications Operating LLC, Term Loan F	3.000%	1/4/21	7,000,000	6,918,751	(h)
CSC Holdings Inc., New Term Loan B	2.679%	4/17/20	10,244,325	10,113,075	(h)
Nine Entertainment Group Ltd., Term Loan B	3.500%	2/5/20	3,000,000	2,975,625	(h)
Univision Communications Inc., Converted Extended Term Loan	4.500%	3/2/20	9,914,898	9,862,844	(h)
Virgin Media Investment Holdings Ltd., USD Term Loan B	3.500%	6/8/20	12,760,000	12,683,797	(h)

Total Media				45,519,874

Multiline Retail - 0.1%
Neiman Marcus Group Inc., Extended Term Loan	4.000%	5/16/18	9,732,384	9,706,029	(h)

Specialty Retail - 0.3%
Gymboree Corp., Initial Term Loan	5.000%	2/23/18	10,694,349	10,323,864	(h)
J. Crew Group Inc., Term Loan B1	4.000%	3/7/18	1,994,898	1,987,002	(h)
Michaels Stores Inc., New Term Loan	3.750%	1/28/20	8,009,925	8,017,078	(h)
Party City Holdings Inc., REFI Term Loan B	4.250%	7/29/19	7,495,493	7,479,048	(h)

Total Specialty Retail				27,806,992

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Textiles, Apparel & Luxury Goods - 0.0%
Phillips-Van Heusen Corp., Term Loan B	3.250%	2/13/20	4,355,579	$4,351,041	(h)

TOTAL CONSUMER DISCRETIONARY				152,800,340

CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.1%
Supervalu Inc., REFI Term Loan B	5.000%	3/21/19	10,335,090	10,289,874	(h)

Food Products - 0.3%
Del Monte Foods Co., Term Loan	4.000%	3/8/18	10,619,184	10,582,686	(h)
H.J. Heinz Co., Term Loan B1	3.250%	6/7/19	2,310,000	2,312,566	(h)
H.J. Heinz Co., Term Loan B2	3.500%	6/5/20	12,100,000	12,133,275	(h)

Total Food Products				25,028,527

Household Products - 0.0%
Sun Products Corp., New Term Loan	5.500%	3/23/20	2,000,000	1,931,666	(h)
Visant Holding Corp., Term Loan B	5.250%	12/22/16	2,750,711	2,665,613	(h)

Total Household Products				4,597,279

TOTAL CONSUMER STAPLES				39,915,680

ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Frac Tech International LLC, Term Loan B	8.500%	5/6/16	4,332,126	4,245,484	(h)

Oil, Gas & Consumable Fuels - 0.1%
Arch Coal Inc., Term Loan B	5.750%	5/16/18	2,979,901	2,891,746	(h)
Chesapeake Energy Corp., New Unsecured Term Loan	5.750%	12/1/17	4,000,000	4,067,500	(h)

Total Oil, Gas & Consumable Fuels				6,959,246

TOTAL ENERGY				11,204,730

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Star West Generation LLC, Term Loan B	4.250%	3/13/20	2,493,750	2,503,101	(h)

HEALTH CARE - 0.3%
Biotechnology - 0.0%
Exopack LLC, Term Loan	5.000%	5/31/17	2,404,650	2,404,650	(h)

Health Care Providers & Services - 0.2%
CRC Health Corp., Extended Term Loan	4.679%	11/16/15	4,818,014	4,824,036	(h)
Envision Healthcare Corp., Term Loan B	4.000%	5/25/18	10,009,617	9,984,593	(h)

Total Health Care Providers & Services				14,808,629

Health Care Technology - 0.0%
Multiplan Inc., New Term Loan B	4.000%	8/25/17	1,893,698	1,900,110	(h)

Life Sciences Tools & Services - 0.0%
Quintiles Transnational Corp., New Term Loan B	4.000%	6/8/18	2,908,417	2,902,964	(h)

Pharmaceuticals - 0.1%
Par Pharmaceutical Cos. Inc., REFI Term Loan B	4.250%	9/30/19	10,563,867	10,506,643	(h)

TOTAL HEALTH CARE				32,522,996

INDUSTRIALS - 0.6%
Aerospace & Defense - 0.0%
FGI Operating Co. LLC, Term Loan	5.500%	4/19/19	1,975,926	1,975,926	(h)

Airlines - 0.1%
American Airlines Inc., Exit Term Loan	4.750%	6/27/19	2,500,000	2,478,750	(h)
Delta Air Lines Inc., New Term Loan B	4.250%	4/20/17	9,920,000	9,939,483	(h)

Total Airlines				12,418,233

Commercial Services & Supplies - 0.1%
ADS Waste Holdings Inc., New Term Loan B	4.250%	10/9/19	4,867,739	4,861,654	(h)
Monitronics International Inc., New Term Loan B	4.250%	3/23/18	4,750,000	4,744,063	(h)
Nielsen Finance LLC, USD Term Loan E	2.914%	5/2/16	7,522,052	7,526,753	(h)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - continued
Sensus USA Inc., First Lien Term Loan	4.750%	5/9/17	977,500	$967,725	(h)

Total Commercial Services & Supplies				18,100,195

Construction & Engineering - 0.1%
BakerCorp International Inc., New Term Loan	4.250%	2/14/20	5,912,681	5,853,554	(h)

Machinery - 0.2%
Gardner Denver Inc., USD Term Loan	4.250%	7/30/20	8,480,000	8,389,315	(h)
Silver II U.S. Holdings Inc., Term Loan	4.000%	12/13/19	9,860,000	9,776,466	(h)

Total Machinery				18,165,781

Transportation Infrastructure - 0.1%
Flying Fortress Inc., New Term Loan	3.500%	6/30/17	5,510,000	5,492,781	(h)

TOTAL INDUSTRIALS				62,006,470

INFORMATION TECHNOLOGY - 0.3%
Computers & Peripherals - 0.1%
SunGard Data Systems Inc., Term Loan E	4.000%	3/9/20	5,163,892	5,178,418	(h)

Electronic Equipment, Instruments & Components - 0.0%
Allflex Holdings III Inc., New First Lien Term Loan	4.250%	7/17/20	2,500,000	2,504,687	(h)

Internet Software & Services - 0.0%
Ancestry.com Inc., Term Loan	5.250%	12/28/18	3,635,106	3,643,248	(h)

IT Services - 0.2%
First Data Corp., 2018 Add on Term Loan	4.184%	9/24/18	5,000,000	4,952,085	(h)
First Data Corp., Extended 2018 Term Loan B	4.180%	3/23/18	14,556,443	14,418,681	(h)
SunGard Data Systems Inc., Non Extended Term Loan A	1.929%	2/28/14	2,798	2,798	(h)

Total IT Services				19,373,564

TOTAL INFORMATION TECHNOLOGY				30,699,917

MATERIALS - 0.1%
Metals & Mining - 0.1%
FMG Resources (August 2006) Pty Ltd., Term Loan	5.250%	10/18/17	7,230,000	7,251,365	(h)

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Intelsat Jackson Holdings S.A., Term Loan B	4.250%	4/2/18	3,920,375	3,925,275	(h)
Intelsat Jackson Holdings S.A., Term Loan B1	4.250%	4/2/18	6,247,415	6,255,225	(h)

Total Diversified Telecommunication Services				10,180,500

Wireless Telecommunication Services - 0.1%
Crown Castle International Corp., New Term Loan	3.250%	1/31/19	5,333,427	5,280,093	(h)
Telesat LLC, USD Term Loan B2	3.500%	3/28/19	3,960,075	3,937,799	(h)

Total Wireless Telecommunication Services				9,217,892

TOTAL TELECOMMUNICATION SERVICES				19,398,392

UTILITIES - 0.2%
Electric Utilities - 0.0%
Equipower Resources Holdings LLC, First Lien Term Loan	4.250%	12/21/18	2,937,458	2,942,355	(h)

Independent Power Producers & Energy Traders - 0.2%
NRG Energy Inc., Refi Term Loan B	2.750%	7/2/18	10,000,000	9,925,000	(h)
Windsor Financing LLC, Term Loan B	6.250%	12/5/17	3,163,615	3,238,751	(h)

Total Independent Power Producers & Energy Traders				13,163,751

TOTAL UTILITIES				16,106,106

TOTAL SENIOR LOANS (Cost - $376,804,457)				374,409,097

MORTGAGE-BACKED SECURITIES - 23.9%
FHLMC - 1.6%
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/13-12/1/38	20,083,335	21,715,868

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FHLMC - continued
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	12/1/13-11/1/36	802,851	$852,766
Federal Home Loan Mortgage Corp. (FHLMC)	7.000%	10/1/16-4/1/32	421,926	479,228
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	6/1/27	6,540,074	6,587,386
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	7/1/29-9/1/39	3,543,967	3,923,023
Federal Home Loan Mortgage Corp. (FHLMC)	2.444%	8/1/35	2,440,874	2,573,446	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.232%	9/1/35	380,867	406,105	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.556%	9/1/35	1,811,497	1,914,742	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.721%	10/1/35	1,311,228	1,408,141	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.635%	12/1/35	1,700,425	1,811,818	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.713%	12/1/35	72,978	76,741	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.871%	1/1/36	186,292	198,777	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	1.790%	2/1/37	48,074	50,352	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	1.945%	2/1/37	43,561	45,696	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.174%	5/1/37	2,311,058	2,439,025	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.557%	5/1/37	192,730	203,296	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.620%	5/1/37	120,557	126,943	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.938%	5/1/37	1,374,965	1,465,873	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.525%	6/1/37	213,695	227,593	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.730%	6/1/37	601,713	634,137	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	5.775%	7/1/37	2,913,417	3,094,758	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.671%	8/1/37	2,633,505	2,779,101	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	3/1/38-11/1/41	3,879,645	4,188,426
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	9/1/42-8/1/43	25,358,578	26,468,981
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	1/1/43	12,189,204	12,388,090
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	4/1/16-1/1/32	208,758	226,113
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	3/1/17	227,298	240,469
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	10/1/25-7/1/43	44,634,048	46,775,683
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	11/1/35	60,287	65,269
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	3/1/39	3,276,338	3,565,137
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	4/1/43	1,483,028	1,498,114
Federal Home Loan Mortgage Corp. (FHLMC), Gold Pool	3.500%	5/1/43	7,736,814	7,863,689

Total FHLMC				156,294,786

FNMA - 16.4%
Federal National Mortgage Association (FNMA)	6.500%	5/1/14-6/1/35	903,832	998,184
Federal National Mortgage Association (FNMA)	5.500%	1/1/17-5/1/40	21,712,072	23,633,958
Federal National Mortgage Association (FNMA)	9.500%	11/1/21	337	375
Federal National Mortgage Association (FNMA)	6.000%	4/1/24-12/1/39	39,108,233	42,700,287
Federal National Mortgage Association (FNMA)	2.500%	1/1/28-10/1/42	26,539,618	25,991,000
Federal National Mortgage Association (FNMA)	2.500%	10/16/28-10/10/43	104,200,000	104,158,312	(j)
Federal National Mortgage Association (FNMA)	3.000%	10/16/28	115,800,000	119,889,187	(j)
Federal National Mortgage Association (FNMA)	3.500%	10/16/28-10/10/43	258,600,000	266,508,067	(j)
Federal National Mortgage Association (FNMA)	7.000%	8/1/29-2/1/39	19,303,938	21,439,733
Federal National Mortgage Association (FNMA)	7.500%	11/1/29	7,466	8,501
Federal National Mortgage Association (FNMA)	4.500%	4/1/31-11/1/41	196,622,997	210,891,324
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-5/1/42	69,974,040	76,215,121
Federal National Mortgage Association (FNMA)	2.640%	5/1/35	1,195,414	1,260,103	(b)
Federal National Mortgage Association (FNMA)	2.372%	6/1/35	540,997	571,942	(b)
Federal National Mortgage Association (FNMA)	2.849%	6/1/35	4,139,301	4,421,309	(b)
Federal National Mortgage Association (FNMA)	2.273%	8/1/35	737,965	791,010	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - continued
Federal National Mortgage Association (FNMA)	2.595%	9/1/35	1,201,578	$1,272,003	(b)
Federal National Mortgage Association (FNMA)	2.643%	9/1/35	2,152,452	2,282,295	(b)
Federal National Mortgage Association (FNMA)	2.599%	10/1/35	873,233	925,047	(b)
Federal National Mortgage Association (FNMA)	2.673%	10/1/35	785,616	837,050	(b)
Federal National Mortgage Association (FNMA)	2.751%	10/1/35	818,437	874,854	(b)
Federal National Mortgage Association (FNMA)	3.482%	10/1/35	1,361,604	1,447,057	(b)
Federal National Mortgage Association (FNMA)	2.090%	11/1/35	91,473	96,160	(b)
Federal National Mortgage Association (FNMA)	2.130%	11/1/35	89,760	94,584	(b)
Federal National Mortgage Association (FNMA)	2.131%	11/1/35	134,438	141,339	(b)
Federal National Mortgage Association (FNMA)	2.136%	11/1/35	113,959	119,813	(b)
Federal National Mortgage Association (FNMA)	2.140%	11/1/35	80,530	84,629	(b)
Federal National Mortgage Association (FNMA)	2.837%	12/1/35	690,163	734,924	(b)
Federal National Mortgage Association (FNMA)	2.793%	2/1/36	158,926	169,696	(b)
Federal National Mortgage Association (FNMA)	1.770%	2/1/37	6,447,920	6,714,533	(b)
Federal National Mortgage Association (FNMA)	1.326%	8/1/37	246,904	262,716	(b)
Federal National Mortgage Association (FNMA)	1.985%	8/1/37	275,661	292,444	(b)
Federal National Mortgage Association (FNMA)	2.727%	11/1/37	71,758	76,074	(b)
Federal National Mortgage Association (FNMA)	4.000%	4/1/42-8/1/43	226,772,989	238,403,347
Federal National Mortgage Association (FNMA)	3.500%	8/1/42-5/1/43	138,040,145	139,422,437
Federal National Mortgage Association (FNMA)	3.000%	11/1/42-2/1/43	16,581,592	15,965,676
Federal National Mortgage Association (FNMA)	4.000%	10/10/43	249,100,000	261,282,534	(j)
Federal National Mortgage Association (FNMA)	5.000%	10/10/43	48,100,000	52,158,437	(j)

Total FNMA				1,623,136,062

GNMA - 5.9%
Government National Mortgage Association (GNMA)	7.500%	3/15/23-9/15/31	92,456	100,343
Government National Mortgage Association (GNMA)	7.000%	8/15/23-7/15/31	273,425	306,808
Government National Mortgage Association (GNMA)	8.500%	11/15/27	3,649	3,666
Government National Mortgage Association (GNMA)	6.500%	4/15/28-3/15/39	16,300,053	18,576,249
Government National Mortgage Association (GNMA)	6.000%	1/15/29-11/20/41	41,972,317	46,463,008
Government National Mortgage Association (GNMA)	8.000%	12/15/30-1/15/31	21,241	23,347
Government National Mortgage Association (GNMA)	0.580%	8/20/31	1,262	1,272	(b)
Government National Mortgage Association (GNMA)	5.500%	7/15/33-6/15/36	18,869,317	20,872,212
Government National Mortgage Association (GNMA)	5.000%	4/20/35-11/20/40	36,942,178	40,499,133
Government National Mortgage Association (GNMA)	4.500%	1/20/40-3/20/41	126,162,728	136,486,008
Government National Mortgage Association (GNMA)	3.000%	10/21/43	10,800,000	10,646,437	(j)
Government National Mortgage Association (GNMA)	3.500%	10/21/43	52,100,000	53,557,174	(j)
Government National Mortgage Association (GNMA)	4.000%	10/21/43	94,200,000	99,351,562	(j)
Government National Mortgage Association (GNMA) II	4.500%	7/20/41	24,612,211	26,522,488
Government National Mortgage Association (GNMA) II	3.500%	10/21/43	85,000,000	87,682,821	(j)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
GNMA - continued
Government National Mortgage Association (GNMA) II	4.000%	10/21/43	43,200,000	$45,724,500	(j)

Total GNMA				586,817,028

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $2,348,499,269)				2,366,247,876

MUNICIPAL BONDS - 0.9%
Arizona - 0.0%
Arizona State Board of Regents University System Revenue	5.000%	7/1/43	1,400,000	1,446,984

California - 0.2%
California State, GO	5.000%	9/1/23	5,695,000	6,643,844
California State, GO, Various Purpose	5.000%	9/1/25	4,165,000	4,714,114
California State, GO, Various Purpose	5.000%	4/1/42	3,950,000	4,037,769

Total California				15,395,727

Connecticut - 0.0%
Connecticut State, GO	5.000%	7/15/24	2,000,000	2,329,500

Georgia - 0.0%
Private Colleges & Universities Authority, GA, Revenue, Emory University	5.000%	10/1/43	3,110,000	3,303,535

New Jersey - 0.1%
New Jersey State EDA Lease Revenue, Rutgers University	5.000%	6/15/46	1,880,000	1,924,876
New Jersey State Transportation Trust Fund Authority, Revenue, Transportation Program	5.000%	6/15/38	4,900,000	4,996,628
New Jersey State Transportation Trust Fund Authority, Revenue, Transportation Program	5.000%	6/15/42	3,385,000	3,439,668
New Jersey State Turnpike Authority Revenue	5.000%	1/1/43	2,170,000	2,211,403

Total New Jersey				12,572,575

New York - 0.2%
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue	5.000%	6/15/47	1,890,000	1,951,482
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second General Resolution	5.000%	6/15/47	1,740,000	1,794,253
New York Liberty Development Corp., Liberty Revenue, 1 WTC Port Authority Constructions	5.000%	12/15/41	2,855,000	2,910,587
New York State Dormitory Authority, State Personal Income Tax Revenue, General Purpose Bonds	5.000%	12/15/26	1,335,000	1,509,231
New York State Dormitory Authority, State Personal Income Tax Revenue, General Purpose Bonds	5.000%	12/15/27	3,600,000	4,027,464
New York State Urban Development Corp. Revenue, State Personal Income Tax	5.000%	3/15/27	6,155,000	6,902,832
New York, NY, GO	5.000%	8/1/25	1,825,000	2,088,457

Total New York				21,184,306

Ohio - 0.1%
Northeast, OH, Regional Sewer District Revenue, Waste Water Revenue Improvement	5.000%	11/15/43	3,080,000	3,208,775
Ohio State Turnpike Commission Revenue, Junior Lien-Infrastructure Projects	5.000%	2/15/48	6,410,000	6,471,728

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ohio - continued
Ohio State Turnpike Commission Revenue, Senior Lien	5.000%	2/15/48	2,580,000		$2,651,750

Total Ohio					12,332,253

Pennsylvania - 0.0%
Pennsylvania State Turnpike Commission Revenue	5.000%	12/1/43	2,330,000		2,361,362

Texas - 0.1%
San Antonio, TX, Electric and Gas Revenue, Junior Lien	5.000%	2/1/43	5,325,000		5,525,646

Utah - 0.1%
Utah Transit Authority, Sales Tax Revenue	5.000%	6/15/42	5,760,000		5,885,971

Virginia - 0.1%
Richmond, VA, GO	5.000%	3/1/27	1,480,000		1,668,034
Richmond, VA, GO	5.000%	3/1/28	1,600,000		1,785,536
Richmond, VA, GO	5.000%	3/1/29	1,665,000		1,846,818

Total Virginia					5,300,388

TOTAL MUNICIPAL BONDS (Cost - $85,690,882)					87,638,247

SOVEREIGN BONDS - 2.7%
Brazil - 0.7%
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/14	13,190,000	BRL	5,956,859
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/17	129,581,000	BRL	56,487,681
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/21	15,241,000	BRL	6,368,301

Total Brazil					68,812,841

Chile - 0.0%
Corporacion Nacional del Cobre de Chile, Senior Notes	4.750%	10/15/14	2,590,000		2,684,823	(a)

Mexico - 1.5%
Mexican Bonos, Bonds	8.000%	6/11/20	964,063,000	MXN	83,824,613
Mexican Bonos, Bonds	6.500%	6/9/22	622,474,600	MXN	49,237,910
Mexican Bonos, Bonds	10.000%	12/5/24	39,070,000	MXN	3,925,730
United Mexican States, Medium-Term Notes	6.050%	1/11/40	2,930,000		3,203,955
United Mexican States, Senior Notes	4.000%	10/2/23	374,000		371,662
United Mexican States, Senior Notes	4.750%	3/8/44	6,478,000		5,862,590

Total Mexico					146,426,460

Russia - 0.5%
Russian Federal Bond, Senior Bonds	7.000%	1/25/23	1,688,490,000	RUB	51,460,083

Uruguay - 0.0%
Republic of Uruguay, Benchmark Bonds	7.875%	1/15/33	1		1	(k)

TOTAL SOVEREIGN BONDS (Cost - $290,673,977)					269,384,208

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 15.3%
U.S. Government Agencies - 2.6%
Federal Home Loan Bank (FHLB), Global Bonds	5.500%	7/15/36	2,585,000		3,054,413
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	45,010,000		60,162,842
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	86,850,000		73,656,877
Financing Corp. (FICO) Strip, Bonds	0.000%	11/2/18	13,770,000		12,700,291
Financing Corp. (FICO) Strip, Bonds	0.000%	4/5/19	320,000		285,908
Financing Corp. (FICO) Strip, Debentures	0.000%	11/30/17	1,240,000		1,163,896
Financing Corp. (FICO) Strip, Debentures	0.000%	2/8/18	3,895,000		3,651,103

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
U.S. Government Agencies - continued
Financing Corp. (FICO) Strip, Debentures	0.000%	5/11/18	14,603,000	$13,542,428
Financing Corp. (FICO) Strip, Debentures	0.000%	8/3/18	25,773,000	23,815,369
Financing Corp. (FICO) Strip, Debentures	0.000%	3/7/19	14,614,000	13,242,169
Financing Corp. (FICO) Strip, Debentures	0.000%	6/6/19	1,890,000	1,691,223
Financing Corp. (FICO) Strip, Notes	0.000%	4/6/18	11,765,000	10,936,838
Financing Corp. (FICO) Strip, Notes	0.000%	8/3/18	15,231,000	14,049,851
Financing Corp. (FICO) Strip, Notes	0.000%	9/26/19	728,000	638,505
Tennessee Valley Authority, Global Power Bonds 2000	7.125%	5/1/30	840,000	1,131,596
Tennessee Valley Authority, Notes	5.250%	9/15/39	23,513,000	25,629,617

Total U.S. Government Agencies				259,352,926

U.S. Government Obligations - 12.7%
U.S. Treasury Bonds	2.750%	8/15/42	446,313,000	369,951,524
U.S. Treasury Bonds	2.750%	11/15/42	21,784,800	18,030,320
U.S. Treasury Bonds	2.875%	5/15/43	230,065,000	195,267,669
U.S. Treasury Bonds	3.625%	8/15/43	11,040,000	10,912,355
U.S. Treasury Notes	0.250%	6/30/14	680,000	680,770
U.S. Treasury Notes	0.250%	8/31/14	910,000	911,102
U.S. Treasury Notes	0.375%	11/15/15	10,090,000	10,090,787
U.S. Treasury Notes	0.750%	6/30/17	34,300,000	34,023,988
U.S. Treasury Notes	0.750%	10/31/17	184,180,000	181,647,525
U.S. Treasury Notes	0.750%	3/31/18	70,120,000	68,629,950
U.S. Treasury Notes	0.625%	4/30/18	7,120,000	6,920,861
U.S. Treasury Notes	1.375%	6/30/18	30,910,000	30,989,686
U.S. Treasury Notes	1.375%	7/31/18	5,390,000	5,399,686
U.S. Treasury Notes	1.500%	8/31/18	14,140,000	14,233,904
U.S. Treasury Notes	1.375%	5/31/20	76,010,000	73,343,721
U.S. Treasury Notes	1.875%	6/30/20	144,920,000	144,252,064
U.S. Treasury Notes	2.000%	7/31/20	760,000	761,900
U.S. Treasury Notes	2.125%	8/31/20	8,080,000	8,151,330
U.S. Treasury Notes	1.625%	11/15/22	15,752,000	14,584,131
U.S. Treasury Notes	2.500%	8/15/23	42,140,000	41,712,026
U.S. Treasury Strip Principal (STRIPS)	0.000%	11/15/24	6,080,000	4,375,192
U.S. Treasury Strip Principal (STRIPS)	0.000%	2/15/43	49,050,000	15,427,746

Total U.S. Government Obligations				1,250,298,237

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $1,563,903,018)				1,509,651,163

U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.6%
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	10,645,388	12,596,485
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	47,429,826	40,593,244
U.S. Treasury Bonds, Inflation Indexed	0.625%	2/15/43	12,446,123	10,203,878

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $74,066,860)				63,393,607

			SHARES
COMMON STOCKS - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%			80,790	0	(e)(f)(g)
PB Investors II LLC (Cost - $9,649,957)
	RATE
PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Consumer Finance - 0.1%
GMAC Capital Trust I	8.125%		454,841	12,166,997	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2013

SECURITY	RATE		SHARES	VALUE
Diversified Financial Services - 0.0%
Citigroup Capital XIII	7.875%		82,775	$2,273,829	(b)

TOTAL PREFERRED STOCKS (Cost - $13,228,694)				14,440,826

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.0%
U.S. Treasury 10-Year Notes, Put @ $125.00		10/25/13	321	120,375
U.S. Treasury 30-Year Notes, Call @ $131.00		11/22/13	398	1,436,531
U.S. Treasury 30-Year Notes, Call @ $133.00		10/25/13	285	467,578
U.S. Treasury 30-Year Notes, Call @ $133.00		11/22/13	39	90,797

TOTAL PURCHASED OPTIONS (Cost - $1,216,609)				2,115,281

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $10,005,234,476)				10,024,537,069

	RATE	MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 7.9%
U.S. Government Agencies - 3.9%
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.160%	10/22/13	50,000,000	49,995,333	(l)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.094%	12/2/13	40,000,000	39,998,640	(l)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.100%	12/9/13	6,610,000	6,609,749	(l)(m)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.100%	12/18/13	6,720,000	6,719,712	(l)(m)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.120%	1/28/14	45,000,000	44,997,030	(l)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.095%	2/3/14	89,200,000	89,190,723	(l)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.130%	4/21/14	30,000,000	29,993,280	(l)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.140%	5/13/14	100,000,000	99,968,900	(l)
Federal National Mortgage Association (FNMA), Discount Notes	0.120%	2/24/14	11,400,000	11,398,609	(l)(m)

Total U.S. Government Agencies (Cost - $378,754,319)				378,871,976

U.S. Treasury Bills - 2.6%
U.S. Treasury Bills (Cost - $259,847,655)	0.100%	5/1/14	260,000,000	259,935,000	(l)

Repurchase Agreements - 1.4%
Deutsche Bank Securities Inc. repurchase agreement dated 9/30/13; Proceeds at maturity - $3,543,009; (Fully collateralized by U.S. government agency obligations, 4.375% due 10/15/15; Market value - $3,613,861)	0.090%	10/1/13	3,543,000	3,543,000
Goldman Sachs & Co. repurchase agreement dated 9/30/13; Proceeds at maturity - $137,457,153; (Fully collateralized by U.S. government agency obligations, 2.250% due 10/17/22; Market value - $140,217,350)	0.040%	10/1/13	137,457,000	137,457,000

Total Repurchase Agreements (Cost - $141,000,000)				141,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $779,601,974)				779,806,976

TOTAL INVESTMENTS - 109.2% (Cost - $10,784,836,450#)				10,804,344,045
Liabilities in Excess of Other Assets - (9.2)%				(912,369,066)

TOTAL NET ASSETS - 100.0%				$9,891,974,979

†	Face amount denominated in U.S. dollars, unless otherwise noted.

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2013

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	The coupon payment on these securities is currently in default as of September 30, 2013.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(f)	Illiquid security.

(g)	Value is less than $1.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	All or a portion of this loan is unfunded as of September 30, 2013. The interest rate for fully unfunded term loans is to be determined.

(j)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(k)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(l)	Rate shown represents yield-to-maturity.

(m)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage

BRL	— Brazilian Real
CMB	— Cash Management Bill

GO	— General Obligation

IO	— Interest Only

MXN	— Mexican Peso

PAC	— Planned Amortization Class

PO	— Principal Only

REMIC	— Real Estate Mortgage Investment Conduit

RUB	— Russian Ruble

STRIPS	— Separate Trading of Registered Interest and Principal Securities

SCHEDULE OF WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
U.S. Treasury 10-Year Notes, Call	10/25/13	$127.00	407	$222,578
U.S. Treasury 30-Year Notes, Put	10/25/13	132.00	441	392,766
U.S. Treasury 10-Year Notes, Put	10/25/13	124.50	160	45,000
U.S. Treasury 5-Year Notes, Put	10/25/13	120.00	241	37,656
U.S. Treasury 30-Year Notes, Call	10/25/13	135.00	561	403,219
U.S. Treasury 5-Year Notes, Call	10/25/13	120.00	301	362,141
U.S. Treasury 10-Year Notes, Put	10/25/13	123.00	244	26,687
U.S. Treasury 10-Year Notes, Call	10/25/13	124.00	462	1,198,313
U.S. Treasury 10-Year Notes, Put	10/25/13	124.00	238	48,344
U.S. Treasury 10-Year Notes, Call	10/25/13	125.00	1,237	2,184,078
U.S. Treasury 30-Year Notes, Call	10/25/13	132.00	562	1,273,281
U.S. Treasury 10-Year Notes, Call	10/25/13	125.50	469	652,203

		STRIKE RATE	NOTIONAL PAR1†
Interest rate swaption with JPMorgan Securities Inc., Call	10/7/13	4.86	124,700,000	23,809,954
Interest rate swaption with JPMorgan Securities Inc., Put	10/7/13	4.86	124,700,000	1

TOTAL WRITTEN OPTIONS (Premiums received — $18,613,158)				$30,656,221

1	In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

†	Notional par denominated in U.S. dollars, unless otherwise noted.

See Notes to Schedule of Investments.

Notes to Schedule of investments (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Corporate bonds & notes	—	$3,478,766,152	—		$3,478,766,152
Asset-backed securities	—	434,733,078	—		434,733,078
Collateralized mortgage obligations	—	1,423,542,629	$214,905		1,423,757,534
Senior loans	—	374,409,097	—		374,409,097
Mortgage-backed securities	—	2,366,247,876	—		2,366,247,876
Municipal bonds	—	87,638,247	—		87,638,247
Sovereign bonds	—	269,384,208	—		269,384,208
U.S. government & agency obligations	—	1,509,651,163	—		1,509,651,163
U.S. treasury inflation protected securities	—	63,393,607	—		63,393,607
Common stocks	—	—	0	*	0	*
Preferred stocks	$14,440,826	—	—		14,440,826
Purchased options	2,115,281	—	—		2,115,281

Total long-term investments	$16,556,107	$10,007,766,057	$214,905		$10,024,537,069

Short-term investments†	—	779,806,976	—		779,806,976

Total investments	$16,556,107	$10,787,573,033	$214,905		$10,804,344,045

Other financial instruments:
Futures contracts	$5,910,927	—	—		$5,910,927
Forward foreign currency contracts	—	$806,132			806,132
Credit default swaps on corporate issues - sell protection‡	—	2,096,084	—		2,096,084
Credit default swaps on corporate issues - buy protection‡	—	235,677	—		235,677
Credit default swaps on credit indices - sell protection‡	—	474,063	—		474,063

Total other financial instruments	$5,910,927	$3,611,956	—		$9,522,883

Total	$22,467,034	$10,791,184,989	$214,905		$10,813,866,928

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other financial instruments:
Written options	$6,846,266	$23,809,955	—		$30,656,221
Futures contracts	3,450,041	—	—		3,450,041
Forward foreign currency contracts	—	7,011,884	—		7,011,884
Interest rate swaps‡	—	7,827,231	—		7,827,231
Credit default swaps on corporate issues - sell protection‡	—	50,350	—		50,350
Credit default swaps on corporate issues - buy protection‡	—	504,719	—		504,719
Credit default swaps on credit indices - buy protection‡	—	1,432,779	—		1,432,779

Total	$10,296,307	$40,636,918	—		$50,933,225

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

*	Value is less than $1.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase

Notes to Schedule of Investments (unaudited) (continued)

agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(e) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(f) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(h) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written

Notes to Schedule of Investments (unaudited) (continued)

call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(i) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(j) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market (“OTC Swaps”) or may be executed on a registered exchange (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. During the period ended September 30, 2013, the total notional value of all credit default swaps to sell protection is $66,982,719. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the period ended September 30, 2013, see Note 3.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Notes to Schedule of investments (unaudited) (continued)

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Total return swaps

The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

(k) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(l) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

Notes to Schedule of investments (unaudited) (continued)

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(m) Swaptions. The Fund purchases and writes swaption contracts to manage exposure to an underlying instrument. The Fund may also purchase or write swaptions to manage exposure to fluctuations in interest rates or to enhance yield. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers.

(n) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(o) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Securities pledged as collateral, if any, to cover the obligations of the Fund under derivative contracts, are noted in the Schedule of Investments.

As of September 30, 2013, the Fund held written options, forward foreign currency contracts, credit default swaps and interest rate swaps with credit related contingent features which had a liability position of $47,483,184. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of September 30, 2013, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $31,254,000, which could be used to reduce the required payment.

Notes to Schedule of Investments (unaudited) (continued)

(p) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$323,468,520
Gross unrealized depreciation	(303,960,925)

Net unrealized appreciation	$19,507,595

At September 30, 2013, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
90-Day Eurodollar	683	3/15	$169,013,357	$169,691,350	$677,993
90-Day Eurodollar	1,366	6/15	337,313,777	338,887,525	1,573,748
90-Day Eurodollar	2,361	3/16	580,400,498	581,602,837	1,202,339
3-Month Euribor	1,537	6/15	515,937,473	516,427,883	490,410
German Euro Bund	466	12/13	88,134,918	88,575,178	440,260
U.S. Treasury 5-Year Notes	1,342	12/13	160,929,776	162,444,906	1,515,130
U.S. Treasury 30-Year Bonds	120	12/13	15,993,953	16,005,000	11,047

					$5,910,927

Contracts to Sell:
90-Day Eurodollar	978	6/14	243,384,347	243,607,575	(223,228)
90-Day Eurodollar	1,766	3/14	439,885,248	440,065,125	(179,877)
U.S. Treasury 2-Year Notes	176	12/13	38,660,287	38,766,750	(106,463)
U.S. Treasury 10-Year Notes	1,042	12/13	129,289,113	131,699,031	(2,409,918)
U.S. Treasury Ultra Long-Term Bonds	344	12/13	48,349,695	48,880,250	(530,555)

					$(3,450,041)

Net unrealized gain on open futures contracts					$2,460,886

During the period ended September 30, 2013, written option transactions for the Fund were as follows:

	Number of Contracts/ Notional Amount/ Notional Par	Premiums
Written options, outstanding as of December 31, 2012	249,400,000	$15,088,700
Options written	106,868,400	20,333,440
Options closed	(1,277,987)	(8,514,945)
Options exercised	(105,575,749)	(3,685,739)
Options expired	(9,341)	(4,608,298)

Written options, outstanding as of September 30, 2013	249,405,323	$18,613,158

At September 30, 2013, the Fund held TBA securities with a total cost of $1,079,222,957.

Notes to Schedule of investments (unaudited) (continued)

At September 30, 2013, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Counterparty	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Philippine Peso	Citibank N.A.	2,282,000,000	$52,425,918	10/31/13	$(279,203)
Euro	Credit Suisse First Boston Inc.	30,388,132	41,115,254	11/15/13	731,797

					452,594

Contracts to Sell:
Philippine Peso	Citibank N.A.	1,141,000,000	26,212,959	10/31/13	74,335
Philippine Peso	Citibank N.A.	1,141,000,000	26,212,959	10/31/13	(79,199)
Australian Dollar	Citibank N.A.	55,400,000	51,534,160	11/15/13	(804,103)
Euro	Citibank N.A.	71,598,951	96,873,643	11/15/13	(1,870,069)
Euro	Goldman Sachs Group Inc.	42,250,000	57,164,405	11/15/13	(1,040,857)
Euro	JPMorgan Chase & Co.	50,815,000	68,752,882	11/15/13	(1,315,482)
Euro	Morgan Stanley Co. Inc.	63,690,000	86,172,804	11/15/13	(1,529,112)
Japanese Yen	Barclays Bank PLC	5,281,922,000	53,748,614	11/15/13	(34,463)
Japanese Yen	Citibank N.A.	10,406,526,000	105,896,367	11/15/13	(59,396)

					(6,658,346)

Net unrealized loss on open forward foreign currency contracts					$(6,205,752)

At September 30, 2013, the Fund held the following open swap contracts:

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Banc of America Securities LLC	$5,510,000	12/16/13	5.381% semi-annually	3-Month LIBOR	—	$(59,565)
Banc of America Securities LLC	7,950,000	11/10/15	4.864% semi-annually	3-Month LIBOR	—	(732,649)
Banc of America Securities LLC	5,500,000	1/15/16	5.451% semi-annually	3-Month LIBOR	—	(618,212)
Banc of America Securities LLC	8,270,000	10/3/16	5.425% semi-annually	3-Month LIBOR	—	(1,153,397)
Credit Suisse	6,630,000	3/15/14	5.131% semi-annually	3-Month LIBOR	—	(149,299)
Credit Suisse	5,350,000	9/15/15	5.160% semi-annually	3-Month LIBOR	—	(492,226)
Credit Suisse	4,880,000	3/1/17	5.335% semi-annually	3-Month LIBOR	—	(730,952)
Deutsche Bank AG	10,890,000	6/15/16	5.183% semi-annually	3-Month LIBOR	—	(1,328,620)
Deutsche Bank AG	8,270,000	4/1/17	5.435% semi-annually	3-Month LIBOR	—	(1,288,825)
JPMorgan Chase & Co.	8,250,000	9/15/14	5.000% semi-annually	3-Month LIBOR	—	(370,142)
RBS Greenwich	8,230,000	3/1/16	5.120% semi-annually	3-Month LIBOR	—	(903,344)

Total	$79,730,000				—	$(7,827,231)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT SEPTEMBER 30, 2013[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Banc of America Securities LLC (AES Corp., 7.750%, due 3/1/14)	$5,600,000	3/20/17	1.55%	2.800% quarterly	$237,017	—	$237,017
Banc of America Securities LLC (AES Corp., 7.750%, due 3/1/14)	3,600,000	3/20/17	1.55%	2.600% quarterly	128,047	—	128,047
Deutsche Bank AG (AES Corp., 7.750%, due 3/1/14)	2,500,000	12/20/16	1.35%	2.200% quarterly	66,663	—	66,663
Deutsche Bank AG (AES Corp., 7.750%, due 3/1/14)	1,700,000	12/20/16	1.35%	2.210% quarterly	45,867	—	45,867
Deutsche Bank AG (Ford Motor Credit Co., 5.000%, due 5/15/18)	4,450,000	9/20/17	1.06%	3.650% quarterly	443,922	—	443,922

Notes to Schedule of investments (unaudited) (continued)

Deutsche Bank AG (Ford Motor Credit Co., 5.000%, due 5/15/18)	3,500,000	9/20/17	1.06%	3.650% quarterly	349,152	—	349,152
Deutsche Bank AG (Ford Motor Credit Co., 7.450%, due 7/16/31)	2,600,000	3/20/15	0.42%	2.930% quarterly	96,188	—	96,188
Deutsche Bank AG (MetLife Inc., 5.000%, due 6/15/15)	19,810,000	6/20/18	0.93%	1.000% quarterly	61,231	$(558,346)	619,577
Goldman Sachs Group Inc. (Ford Motor Credit Co., 7.000%, due 10/1/13)	6,400,000	9/20/17	1.06%	3.770% quarterly	667,997	—	667,997
RBS Greenwich (Ally Financial Inc., 7.500%, due 9/15/20)	4,200,000	12/20/16	1.94%	1.550% quarterly	(50,350)	—	(50,350)

Total	$54,360,000				$2,045,734	$(558,346)	$2,604,080

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT SEPTEMBER 30, 2013[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Banc of America Securities LLC (Home Depot Inc., 5.875%, due 12/16/36)	$5,510,000	12/20/13	0.07%	0.635% quarterly	$(7,055)	—	$(7,055)
Banc of America Securities LLC (Marriot International Inc., 5.810%, due 11/10/15)	7,950,000	12/20/15	0.16%	0.730% monthly	(100,897)	—	(100,897)
Banc of America Securities LLC (Masco Corp., 6.125%, due 10/3/16)	8,270,000	12/20/16	0.98%	1.040% quarterly	(15,779)	—	(15,779)
Banc of America Securities LLC (Viacom Inc., 4.625%, due 5/15/18)	5,500,000	12/20/15	0.27%	1.130% quarterly	(105,230)	—	(105,230)
Credit Suisse (AmerisourceBergen Corp., 5.875%, due 9/15/15)	5,350,000	9/20/15	0.16%	0.900% quarterly	(78,918)	—	(78,918)
Credit Suisse (Southwest Airlines Co., 5.250%, due 10/1/14)	4,880,000	3/20/17	0.69%	0.690% quarterly	(406)	—	(406)
Credit Suisse (Waste Management Inc., 5.000%, due 3/15/14)	6,630,000	3/20/14	0.10%	0.490% quarterly	(12,259)	—	(12,259)
Deutsche Bank AG (AutoZone Inc., 6.950%, due 6/15/16)	10,890,000	6/20/16	0.26%	0.580% quarterly	(94,309)	—	(94,309)
Deutsche Bank AG (CenturyLink Inc., 6.000%, due 4/1/17)	8,270,000	3/20/17	1.74%	0.890% quarterly	235,677	—	235,677
JPMorgan Chase & Co. (Bell South Corp., 6.000%, due 11/15/34)	8,250,000	9/20/14	0.05%	0.280% quarterly	(18,401)	—	(18,401)
RBS Greenwich (Home Depot Inc., 5.400%, due 3/1/16)	8,230,000	3/20/16	0.13%	0.480% monthly	(71,465)	—	(71,465)

Total	$79,730,000				$(269,042)	—	$(269,042)

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Deutsche Bank AG (iBoxx.IG.Hi-Vol2)	$8,330,933	9/20/14	1.300% quarterly	$38,661	$4,566	$34,095
Morgan Stanley & Co. Inc. (PrimeX.ARM.1)	2,145,893	6/25/36	4.420% monthly	217,701	51,285	166,416
Morgan Stanley & Co. Inc. (PrimeX.ARM.1)	2,145,893	6/25/36	4.420% monthly	217,701	41,961	175,740

Total	$12,622,719			$474,063	$97,812	$376,251

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America Securities LLC (Markit CDX.Na.HY.20 Index)	$24,500,000	6/20/18	5.000% quarterly	$(1,432,779)	$(887,321)	$(545,458)

Notes to Schedule of Investments (unaudited) (continued)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

At September 30, 2013, the Fund held collateral received from Goldman Sachs Group Inc. and Morgan Stanley & Co. Inc. in the amounts of $744,492 and $607,337 on credit default swap contracts valued at $667,997 and $435,402, respectively. Net exposures to the counterparties were $(76,495) and $(171,932) respectively. Net exposure represents the net receivable/payable that would be due from/to the counterparty in the event of default.

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at September 30, 2013.

		Futures Contracts		Forward Foreign Currency Contracts
Primary Underlying Risk	Written Options, at value	Unrealized Appreciation	Unrealized Depreciation	Unrealized Appreciation	Unrealized Depreciation	Swap Contracts, at value	Total
Interest Rate Risk	$(30,656,221)	$5,910,927	$(3,450,041)	—	—	$(7,827,231)	$(30,656,221)
Foreign Exchange Risk	—	—	—	$806,132	$(7,011,884)	—	(6,205,752)
Credit Risk	—	—	—	—	—	817,976	817,976

Total	$(30,656,221)	$5,910,927	$(3,450,041)	$806,132	$(7,011,884)	$(7,009,255)	$(41,410,342)

During the period ended September 30, 2013, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$906,453
Written options	29,741,743
Futures contracts (to buy)	856,231,293
Futures contracts (to sell)	1,704,644,362
Forward foreign currency contracts (to buy)	160,449,330
Forward foreign currency contracts (to sell)	618,453,718

Average Notional Balance
Interest rate swap contracts	$83,970,000
Credit default swap contracts (to buy protection)	172,004,220
Credit default swap contracts (to sell protection)	113,173,527
Total return swap contracts†	2,517,098

†	September 30, 2013, there were no open positions held in this derivative.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	November 25, 2013

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 25, 2013